UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-06322

Exact name of registrant as specified in charter:	Delaware Pooled Trust

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2022

Item 1. Reports to Stockholders

Semiannual report

Macquarie Institutional Portfolios (registered as Delaware Pooled® Trust)

Macquarie Emerging Markets Portfolio
Macquarie Emerging Markets Portfolio II
Macquarie Labor Select International Equity Portfolio

April 30, 2022

Macquarie Institutional Portfolios

Macquarie Institutional Portfolios (registered as Delaware Pooled® Trust) are designed exclusively for institutional investors and high net worth individuals. Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), serves as investment advisor for the Portfolios. Mondrian Investment Partners Limited serves as investment sub-advisor for Macquarie Emerging Markets Portfolio* and Macquarie Labor Select International Equity Portfolio.

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 231-8002 or visiting macquarieim.com/mipliterature. Carefully consider the Portfolios’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Portfolios’ prospectus which may be obtained by visiting macquarieim.com/mipliterature or calling 800 231-8002. Investors should read the prospectus carefully before investing. Performance includes reinvestment of all distributions.

The Portfolios are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested. Mutual fund advisory services are provided by Delaware Management Company, a series of MIMBT, which is a registered investment advisor.

Macquarie Institutional Portfolios are designed exclusively for institutional investors and high net worth individuals. Macquarie Institutional Portfolios are distributed by Delaware Distributors, L.P., an affiliate of Macquarie Investment Management Business Trust (MIMBT), Macquarie Management Holdings, Inc., and Macquarie Group Limited. Institutional investment management is provided by Macquarie Investment Management Advisers (MIMA), a series of MIMBT. MIMBT is a US registered investment advisor and may not be able to provide investment advisory services to certain clients in certain jurisdictions.

Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorised deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Portfolios are governed by US laws and regulations.

*Closed to new investors.

© 2022 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Portfolio expenses
For the six-month period from November 1, 2021 to April 30, 2022 (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including reimbursement fees on Macquarie Emerging Markets Portfolio; and (2) ongoing costs, including management fees and other Portfolio expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from November 1, 2021 to April 30, 2022.

Actual Expenses

The first section of the tables shown, “Actual Portfolio return,” provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on a Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Certain of the Portfolios’ actual expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

In each case, “Expenses Paid During Period” are equal to the relevant Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Macquarie Emerging Markets Portfolio
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	11/1/21 to
	11/1/21	4/30/22	Ratio	4/30/22
Actual Portfolio return†
Portfolio Class	$1,000.00	$853.30	1.26%	$5.79
Hypothetical 5% return (5% return before expenses)
Portfolio Class	$1,000.00	$1,018.65	1.26%	$6.31

Macquarie Emerging Markets Portfolio II
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	11/1/21 to
	11/1/21	4/30/22	Ratio	4/30/22
Actual Portfolio return†
Portfolio Class	$1,000.00	$833.40	1.20%	$5.45
Hypothetical 5% return (5% return before expenses)
Portfolio Class	$1,000.00	$1,018.84	1.20%	$6.01

Macquarie Labor Select International Equity Portfolio
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	11/1/21 to
	11/1/21	4/30/22	Ratio	4/30/22
Actual Portfolio return†
Portfolio Class	$1,000.00	$939.00	0.92%	$4.42
Hypothetical 5% return (5% return before expenses)
Portfolio Class	$1,000.00	$1,020.23	0.92%	$4.61

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Portfolios’ expenses reflected above, each Portfolio also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The tables above do not reflect the expenses of the Underlying Funds.

1

Security type / country and sector allocations
Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio

As of April 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager's or sub-advisor’s internal sector classifications, which may result in the sector designations for one Portfolio being different from another Portfolio's sector designations.

Percentage
Security type / country	of net assets
Common Stocks by Country	95.91%
Austria	1.87%
Brazil	5.97%
Canada	1.93%
China	37.32%
Hong Kong	1.72%
India	8.93%
Indonesia	2.94%
Mexico	1.49%
Peru	1.74%
Republic of Korea	11.96%
Russia	0.02%
Taiwan	17.88%
United Kingdom	2.14%
Preferred Stocks	3.49%
Short-Term Investments	0.68%
Total Value of Securities	100.08%
Liabilities Net of Receivables and Other Assets	(0.08% )
Total Net Assets	100.00%
Percentage
Common stocks and preferred stocks by sector	of net assets
Communication Services	9.57%
Consumer Discretionary	9.71%
Consumer Staples	8.14%
Energy	2.54%
Financials*	25.70%
Healthcare	5.75%
Information Technology*	28.24%
Materials	9.75%
Total	99.40%

*	To monitor compliance with the Portfolio's concentration guidelines as described in the Portfolio's Prospectus and Statement of Additional Information, each of the Financials and Information Technology sectors (as disclosed herein for financial reporting purposes) are subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Financials sector consists of Banks, Diversified Financial Services, Insurance, and Investment Companies. As of April 30, 2022, such amounts, as a percentage of total net assets were 12.83%, 5.08%, 6.66%, and 1.13%, respectively. The Information Technology sector consists of Computers, Electrical Component and Equipment, Electronics, Energy-Alternate Sources, Semiconductors, and Software. As of April 30, 2022, such amounts, as a percentage of total net assets were 0.47%, 1.81%, 3.46%, 2.74%, 18.71%, and 1.05%, respectively. The percentage in any such single industry will comply with the Portfolio's concentration policy even if the percentage in each of the Financials and Information Technology sectors for financial reporting purposes may exceed 25%.

2

Security type / country and sector allocations
Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio II

As of April 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager's internal sector classifications, which may result in the sector designations for one Portfolio being different from another Portfolio's sector designations.

Percentage
Security type / country	of net assets
Common Stocks by Country	103.92%
Argentina	0.10%
Bahrain	0.08%
Brazil	5.88%
Chile	0.96%
China	29.37%
India	16.47%
Indonesia	4.55%
Malaysia	0.06%
Mexico	3.38%
Peru	0.48%
Republic of Korea	20.31%
Russia	0.31%
South Africa	0.20%
Taiwan	19.19%
Turkey	0.69%
United States	1.89%
Preferred Stock	0.00%
Warrant	0.01%
Total Value of Securities	103.93%
Liabilities Net of Receivables and Other Assets	(3.93%)
Total Net Assets	100.00%
Percentage
Common stocks and preferred stock by sector	of net assets
Communication Services	11.86%
Consumer Discretionary	14.00%
Consumer Staples	11.89%
Energy	11.53%
Financials	8.29%
Healthcare	0.33%
Industrials	0.18%
Information Technology*	42.45%
Materials	2.79%
Real Estate	0.17%
Utilities	0.43%
Total	103.92%

*

To monitor compliance with the Portfolio’s concentration guidelines as described in the Portfolio’s Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Information Technology sector consists of Computers, Electronics, Electronic Components-Semiconductors, Investment Companies, Retail, Semiconductor Components-Integrated Circuits, and Software. As of April 30, 2022, such amounts, as a percentage of total net assets were 1.70%, 2.27%, 23.60%, 2.59%, 0.02%, 10.46%, and 1.81%, respectively. The percentage in any such single industry will comply with the Portfolio’s concentration policy even if the percentage in the Information Technology sector for financial reporting purposes may exceed 25%.

3

Security type / country and sector allocations
Macquarie Institutional Portfolios — Macquarie Labor Select International Equity Portfolio

As of April 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager's or sub-advisor's internal sector classifications, which may result in the sector designations for one Portfolio being different from another Portfolio's sector designations.

Percentage
Security type / country	of net assets
Common Stocks by Country	98.30%
Australia	0.77%
China/Hong Kong	3.56%
Denmark	0.73%
France	8.47%
Germany	4.49%
Italy	6.95%
Japan	28.57%
Netherlands	4.21%
Singapore	4.90%
Spain	3.79%
Sweden	3.64%
Switzerland	3.37%
United Kingdom	21.65%
United States	3.20%
Short-Term Investments	0.34%
Total Value of Securities	98.64%
Receivables and Other Assets Net of Liabilities	1.36%
Total Net Assets	100.00%
Percentage
Common stocks by sector	of net assets
Communication Services	9.43%
Consumer Discretionary	10.81%
Consumer Staples	8.10%
Energy	6.82%
Financials	14.06%
Healthcare	15.19%
Industrials	15.96%
Information Technology	5.73%
Materials	2.02%
Utilities	10.18%
Total	98.30%

4

Schedules of investments
Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio

April 30, 2022 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks – 95.91%Δ
Austria – 1.87%
Mondi	56,959	$1,070,030
		1,070,030
Brazil – 5.97%
Hypera	143,600	1,093,857
Itau Unibanco Holding ADR	104,005	498,184
Suzano	98,100	992,122
Vale ADR	49,095	829,214
		3,413,377
Canada – 1.93%
Barrick Gold	49,531	1,105,037
		1,105,037
China – 37.32%
Alibaba Group Holding †	213,280	2,601,523
Autohome ADR	42,394	1,232,394
Baidu ADR †	13,922	1,728,695
China Medical System Holdings	459,000	657,172
China Merchants Bank Class A	123,600	745,005
China Merchants Bank Class H	85,000	512,316
CSPC Pharmaceutical Group	1,502,960	1,536,546
Gree Electric Appliances of Zhuhai
Class A	222,600	1,048,531
Hengan International Group	53,000	250,469
Jiangsu Yanghe Brewery Joint-
Stock Class A	16,500	394,984
LONGi Green Energy Technology
Class A	83,228	844,180
Midea Group Class A	150,019	1,287,601
NetEase	40,562	776,976
Ping An Insurance Group Co. of
China Class H	450,000	2,844,323
Tencent Holdings	36,700	1,729,483
Tingyi Cayman Islands Holding	518,000	945,434
Wuliangye Yibin Class A	35,100	857,808
Xinyi Solar Holdings	486,000	722,403
Yum China Holdings	14,795	618,431
		21,334,274
Hong Kong – 1.72%
WH Group 144A #	1,423,820	983,290
		983,290
India – 8.93%
Axis Bank †	93,139	877,979
HCL Technologies	42,693	597,981
Housing Development Finance	66,561	1,920,415
Infosys ADR	13,436	266,973
Reliance Industries	39,748	1,440,168
		5,103,516
Indonesia – 2.94%
Bank Rakyat Indonesia Persero	5,048,983	1,682,256
		1,682,256
Mexico – 1.49%
Grupo Financiero Banorte Class O	129,556	853,908
		853,908
Peru – 1.74%
Credicorp	7,168	995,563
		995,563
Republic of Korea – 11.96%
LG Chem	2,321	950,601
Samsung Electronics	48,230	2,570,349
Samsung Fire & Marine Insurance	5,829	966,205
Shinhan Financial Group	35,265	1,171,666
SK Hynix	13,426	1,176,495
		6,835,316
Russia – 0.02%
LUKOIL PJSC ADR (London
International Exchange) =	15,483	10,120
		10,120
Taiwan – 17.88%
Alchip Technologies	24,000	703,090
CTBC Financial Holding	1,002,046	985,631
Delta Electronics	124,000	1,035,101
Hon Hai Precision Industry	577,000	1,976,849
MediaTek	32,000	882,176
Taiwan Semiconductor
Manufacturing	256,588	4,639,793
		10,222,640
United Kingdom – 2.14%
Unilever	26,360	1,223,475
		1,223,475
Total Common Stocks
(cost $58,796,337)		54,832,802

Preferred Stocks – 3.49%Δ
Brazil – 1.13%
Itausa 5.89% ω	346,382	646,670
		646,670
Republic of Korea – 2.36%
LG Chem 4.93% ω	3,190	629,232
Samsung Electronics 2.51% ω	15,351	719,711
		1,348,943
Total Preferred Stocks
(cost $2,623,239)		1,995,613

5

Schedules of investments
Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio

	Number of
	shares	Value (US $)
Short-Term Investments – 0.68%
Money Market Mutual Funds – 0.68%
BlackRock FedFund – Institutional
Shares (seven-day effective yield
0.31%)	97,398	$97,398
Fidelity Investments Money Market
Government Portfolio – Class I
(seven-day effective yield 0.16%)	97,398	97,398
GS Financial Square Government
Fund – Institutional Shares
(seven-day effective yield 0.32%)	97,398	97,398
Morgan Stanley Government
Portfolio – Institutional Share
Class (seven-day effective yield
0.30%)	97,399	97,399
Total Short-Term Investments
(cost $389,593)		389,593
Total Value of Securities–100.08%
(cost $61,809,169)		$57,218,008

Δ	Securities have been classified by country of risk. Aggregate classification by business sector has been presented on page 2 in “Security type / country and sector allocations.”
†	Non-income producing security.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2022, the aggregate value of Rule 144A securities was $983,290, which represents 1.72% of the Portfolio's net assets. See Note 8 in “Notes to financial statements."

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
ω	Perpetual security with no stated maturity date.

The following foreign currency exchange contracts were outstanding at April 30, 2022:1

Foreign Currency Exchange Contracts
	Currency to				Settlement	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Depreciation
BNYM	HKD	318,497	USD	(40,593)	5/3/22	$(2)
BNYM	HKD	(238,601)	USD	30,407	5/4/22	(6)
Total Foreign Currency Exchange Contracts						$(8)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

[1]	See Note 6 in "Notes to financial statements".

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – Bank of New York Mellon
GS – Goldman Sachs
PJSC – Private Joint Stock Company

Summary of currencies:
HKD – Hong Kong Dollar
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

6

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio II

April 30, 2022 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks – 103.92%Δ
Argentina – 0.10%
IRSA Inversiones y
Representaciones ADR †	3,493	$15,788
IRSA Propiedades Comerciales
ADR †	579	1,367
		17,155
Bahrain – 0.08%
Aluminium Bahrain GDR 144A #	691	12,830
		12,830
Brazil – 5.88%
Americanas	43,281	210,191
Banco Bradesco ADR	31,550	113,581
Banco Santander Brasil ADR	10,741	68,420
BRF ADR †	20,063	56,176
Getnet Adquirencia e Servicos para
Meios de Pagamento ADR	1,342	1,852
Itau Unibanco Holding ADR	26,165	125,330
Petroleo Brasileiro ADR	8,122	110,216
Rumo	1,573	5,272
Telefonica Brasil ADR	8,845	93,757
TIM ADR	6,138	83,722
Vale ADR	4,239	71,597
XP Class A †	604	14,865
		954,979
Chile – 0.96%
Sociedad Quimica y Minera de
Chile ADR	2,110	155,718
		155,718
China – 29.37%
Alibaba Group Holding †	4,500	54,890
Alibaba Group Holding ADR †	4,590	445,643
Baidu ADR †	1,785	221,643
BeiGene †	3,600	45,145
China Petroleum & Chemical ADR	1,715	83,521
China Petroleum & Chemical
Class H	32,000	15,663
DiDi Global ADR †	2,500	4,700
Genor Biopharma Holdings 144A #,
†	12,500	5,930
iQIYI ADR †	1,615	5,749
JD.com Class A †	866	27,001
JD.com ADR †	14,577	898,818
Joinn Laboratories China Class H
144A #	280	2,050
Kunlun Energy	68,000	56,432
Kweichow Moutai Class A	2,500	692,194
Luzhou Laojiao Class A	4,200	133,288
Ping An Insurance Group Co. of
China Class H	23,000	$145,377
Prosus	2,283	110,106
Tencent Holdings	18,200	857,673
Tencent Music Entertainment Group
ADR †	4	17
Tianjin Development Holdings	62,000	13,484
Tingyi Cayman Islands Holding	58,000	105,859
Trip.com Group ADR †	4,911	116,145
Tsingtao Brewery Class H	24,000	194,308
Uni-President China Holdings	107,000	93,764
Weibo ADR †	1,715	39,685
Wuliangye Yibin Class A	16,300	398,355
Zhihu ADR †	500	775
		4,768,215
India – 16.47%
HCL Technologies	21,000	294,137
HDFC Bank	12,000	215,134
Reliance Industries GDR 144A #	22,637	1,618,771
Tata Chemicals	11,058	134,791
Tata Consultancy Services	6,000	276,530
Tata Consumer Products	12,607	135,084
		2,674,447
Indonesia – 4.55%
Astra International	569,900	297,568
Bank Central Asia	786,000	440,845
		738,413
Malaysia – 0.06%
UEM Sunrise †	118,400	9,178
		9,178
Mexico – 3.38%
America Movil ADR Class L	5,291	102,804
Banco Santander Mexico ADR	16,863	91,124
Coca-Cola Femsa ADR	2,222	121,321
Grupo Financiero Banorte Class O	10,549	69,529
Grupo Televisa ADR	17,723	163,584
		548,362
Peru – 0.48%
Cia de Minas Buenaventura ADR	8,287	78,229
		78,229
Republic of Korea – 20.31%
Fila Holdings	3,123	79,796
LG Uplus	6,905	76,281
Samsung Electronics	24,291	1,294,554
SK Hynix	13,489	1,182,016
SK Square †	10,188	420,813

7

Schedules of investments
Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio II

	Number of
	shares	Value (US $)
Common StocksΔ (continued)
Republic of Korea (continued)
SK Telecom	5,405	$243,810
		3,297,270
Russia – 0.31%
Etalon Group GDR 144A #, =	4,800	1,054
Gazprom PJSC ADR =	44,140	20,732
LUKOIL PJSC ADR (London
International Exchange) =	2,022	1,321
Rosneft Oil PJSC GDR =	44,435	21,681
Sberbank of Russia PJSC =	52,760	543
VK GDR =, †	2,072	1,433
Yandex Class A †	2,962	3,485
		50,249
South Africa – 0.20%
Naspers Class N	318	32,072
		32,072
Taiwan – 19.19%
Hon Hai Precision Industry	107,564	368,523
MediaTek	38,000	1,047,584
Taiwan Semiconductor
Manufacturing	64,000	1,157,290
Taiwan Semiconductor
Manufacturing ADR	5,831	541,875
		3,115,272
Turkey – 0.69%
Akbank TAS	100,106	60,138
D-MARKET Elektronik Hizmetler ve
Ticaret ADR †	500	800
Turkcell Iletisim Hizmetleri ADR	9,092	31,731
Turkiye Sise ve Cam Fabrikalari	16,275	19,861
		112,530
United States – 1.89%
Micron Technology	4,500	306,855
		306,855
Total Common Stocks
(cost $14,282,986)		16,871,774

	Number of
	shares	Value (US $)
Preferred Stock – 0.00%
Russia – 0.00%
Transneft PJSC 8.11% ψ	8	$891
Total Preferred Stock
(cost $20,914)		891

Warrant – 0.01%
Argentina – 0.01%
IRSA Inversiones y
Representaciones exercise price
$0.21, expiration date 3/5/26	4,240	1,065
Total Warrant
(cost $0)		1,065
Total Value of Securities-103.93%
(cost $14,303,900)		$16,873,730

Δ	Securities have been classified by country of risk. Aggregate classification by business sector has been presented on page 3 in “Security type / country and sector allocations.”
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2022, the aggregate value of Rule 144A securities was $1,640,635, which represents 10.11% of the Portfolio's net assets. See Note 8 in “Notes to financial statements."
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
ψ	Perpetual security with no stated maturity date.

8

The following foreign currency exchange contract was outstanding at April 30, 2022:1

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Depreciation
BNYM	MXN	(2,377,937)	USD	116,286	5/2/22	$(171)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represent the Portfolio's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio's net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – Bank of New York Mellon
GDR – Global Depositary Receipt
PJSC – Private Joint Stock Company

Summary of currencies:
MXN – Mexican Peso
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

9

Schedules of investments
Macquarie Institutional Portfolios — Macquarie Labor Select International Equity Portfolio

April 30, 2022 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks – 98.30%Δ
Australia – 0.77%
Aurizon Holdings	436,188	$1,231,846
		1,231,846
China/Hong Kong – 3.56%
Jardine Matheson Holdings	44,900	2,385,537
WH Group 144A #	4,770,007	3,294,166
		5,679,703
Denmark – 0.73%
ISS †	70,946	1,164,511
		1,164,511
France – 8.47%
Bouygues	65,028	2,235,874
Cie de Saint-Gobain	35,565	2,074,798
Dassault Aviation	17,180	2,882,892
Sanofi	48,422	5,117,960
Societe Generale	49,722	1,195,021
		13,506,545
Germany – 4.49%
Allianz	17,441	3,935,285
Evonik Industries	122,920	3,215,143
		7,150,428
Italy – 6.95%
Enel	663,875	4,317,108
Eni	165,745	2,316,915
Snam	811,259	4,449,432
		11,083,455
Japan – 28.57%
Coca-Cola Bottlers Japan Holdings	112,500	1,261,176
Denso	50,400	3,071,641
FUJIFILM Holdings	50,200	2,759,557
Fujitsu	16,300	2,463,731
Hitachi	43,800	2,077,279
Honda Motor	174,400	4,587,340
Kao	2,800	112,220
Kyocera	74,500	3,911,768
Mitsubishi Electric	247,700	2,594,482
Nippon Telegraph & Telephone	165,100	4,865,392
Otsuka Holdings	60,000	2,016,147
Secom	19,200	1,350,806
Sekisui Chemical	198,800	2,691,978
Sony Group	50,900	4,392,725
Takeda Pharmaceutical	151,900	4,407,613
Tokio Marine Holdings	55,400	2,995,406
		45,559,261
Netherlands – 4.21%
Koninklijke Philips	84,753	2,214,690
Shell	167,599	$4,499,345
		6,714,035
Singapore – 4.90%
Singapore Telecommunications	1,213,600	2,422,097
United Overseas Bank	251,809	5,390,288
		7,812,385
Spain – 3.79%
Banco Santander	1,483,349	4,334,866
Red Electrica	85,032	1,712,056
		6,046,922
Sweden – 3.64%
Essity Class B	74,560	1,966,221
Telia	925,827	3,842,750
		5,808,971
Switzerland – 3.37%
Novartis	60,716	5,365,431
		5,365,431
United Kingdom – 21.65%
Associated British Foods	97,869	1,958,432
BP	841,927	4,064,652
CK Hutchison Holdings	870,000	6,105,596
Kingfisher	786,493	2,480,262
Lloyds Banking Group	8,024,588	4,557,675
SSE	247,794	5,755,220
Tesco	1,277,906	4,341,456
Travis Perkins	88,246	1,345,965
WPP	312,994	3,901,429
		34,510,687
United States – 3.20%
GlaxoSmithKline	226,005	5,094,735
		5,094,735
Total Common Stocks
(cost $151,944,601)		156,728,915

Short-Term Investments – 0.34%
Money Market Mutual Funds – 0.34%
BlackRock FedFund – Institutional
Shares (seven-day effective
yield 0.31%)	134,860	134,860
Fidelity Investments Money Market
Government Portfolio – Class I
(seven-day effective yield
0.16%)	134,860	134,860
GS Financial Square Government
Fund – Institutional Shares
(seven-day effective yield
0.32%)	134,860	134,860

10

	Number of
	shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government
Portfolio – Institutional Share
Class (seven-day effective yield
0.30%)	134,860	$134,860
Total Short-Term Investments
(cost $539,440)		539,440
Total Value of Securities–98.64%
(cost $152,484,041)		$157,268,355
Δ	Securities have been classified by country of risk. Aggregate classification by business sector has been presented on page 4 in “Security type / country and sector allocations.”
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2022, the aggregate value of Rule 144A securities was $3,294,166, which represents 2.07% of the Portfolio's net assets. See Note 8 in “Notes to financial statements."

†	Non-income producing security.

The following foreign currency exchange contract was outstanding at April 30, 2022:1

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Depreciation
BNYM	JPY	55,453	USD	(433)	5/2/22	$(6)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represent the Portfolio's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio's net assets.

[1]	See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

BNYM – Bank of New York Mellon
GS – Goldman Sachs

Summary of currencies:
JPY – Japanese Yen
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

11

Statements of assets and liabilities

Macquarie Institutional Portfolios
April 30, 2022 (Unaudited)

			Macquarie
	Macquarie	Macquarie	Labor Select
	Emerging	Emerging	International
	Markets	Markets	Equity
	Portfolio	Portfolio II	Portfolio
Assets:
Investments, at value*	$57,218,008	$16,873,730	$157,268,355
Cash	131	—	—
Foreign currencies, at valueΔ	33	50,863	82,544
Dividends and interest receivable	92,606	35,739	878,258
Receivable for securities sold	30,406	797,467	206,850
Foreign tax reclaims receivable	8,437	764	1,369,059
Other assets	453	151	1,142
Total Assets	57,350,074	17,758,714	159,806,208
Liabilities:
Due to custodian	—	1,178,521	—
Payable for securities purchased	81,071	—	184,324
Investment management fees payable to affiliates	39,196	6,336	99,331
Audit and tax fees payable	17,364	17,163	17,163
Custody fees payable	16,388	4,918	23,609
Accounting and administration expenses payable to non-affiliates	16,046	14,202	19,852
Reports and statements to shareholders expenses payable to non-affiliates	3,380	1,643	5,960
Other accrued expenses	2,812	2,552	10,969
Accounting and administration expenses payable to affiliates	466	371	703
Dividend disbursing and transfer agent fees and expenses payable to affiliates	367	114	1,005
Legal fees payable to affiliates	281	88	753
Trustees' fees and expenses payable to affiliates	151	47	403
Reports and statements to shareholders expenses payable to affiliates	36	10	100
Unrealized depreciation on foreign currency exchange contracts	8	171	6
Payable for fund shares redeemed	—	276,566	—
Capital gains tax payable	—	20,994	—
Total Liabilities	177,566	1,523,696	364,178
Total Net Assets	$57,172,508	$16,235,018	$159,442,030

Net Assets Consist of:
Paid-in capital	$104,734,018	$13,203,116	$207,234,993
Total distributable earnings (loss)	(47,561,510)	3,031,902	(47,792,963)
Total Net Assets	$57,172,508	$16,235,018	$159,442,030

Portfolio Class:
Net assets	$57,172,508	$16,235,018	$159,442,030
Shares of beneficial interest outstanding, unlimited authorization, no par	7,487,633	11,440,018	11,894,445
Net asset value per share	$7.64	$1.42	$13.40

____________________ * Investments, at cost	$61,809,169	$14,303,900	$152,484,041
Δ Foreign currencies, at cost	33	52,270	82,415

See accompanying notes, which are an integral part of the financial statements.

12

Statements of operations

Macquarie Institutional Portfolios
Six months ended April 30, 2022 (Unaudited)

			Macquarie
	Macquarie	Macquarie	Labor Select
	Emerging	Emerging	International
	Markets	Markets	Equity
	Portfolio	Portfolio II	Portfolio
Investment Income:
Dividends	$794,115	$807,977	$1,968,921
Interest	—	64	—
Foreign tax withheld	(90,199)	(25,666)	(171,183)
	703,916	782,375	1,797,738

Expenses:
Management fees	323,950	104,220	629,289
Accounting and administration expenses	25,040	21,302	37,356
Audit and tax fees	20,811	19,754	18,282
Custodian fees	19,050	4,809	17,875
Reports and statements to shareholders expenses	8,600	3,181	13,003
Dividend disbursing and transfer agent fees and expenses	8,599	2,404	18,689
Registration fees	7,640	9,059	6,549
Legal fees	5,332	1,925	14,683
Trustees’ fees and expenses	1,199	406	3,080
Other	6,778	7,650	9,565
	426,999	174,710	768,371
Less expenses waived	(19,212)	(49,283)	(2,119)
Less expenses paid indirectly	(1)	(1)	(1)
Total operating expenses	407,786	125,426	766,251
Net Investment Income	296,130	656,949	1,031,487
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,307,480	114,618	2,673,875
Foreign currencies	(1,642)	(2,255)	(43,764)
Foreign currency exchange contracts	105	1,208	11,709
Net realized gain	1,305,943	113,571	2,641,820

Net change in unrealized appreciation (depreciation) of:
Investments[1]	(11,488,392)	(4,483,940)	(13,894,204)
Foreign currencies	(1,887)	(1,436)	(143,117)
Foreign currency exchange contracts	(8)	(171)	(6)
Net change in unrealized appreciation (depreciation)	(11,490,287)	(4,485,547)	(14,037,327)
Net Realized and Unrealized Loss	(10,184,344)	(4,371,976)	(11,395,507)
Net Decrease in Net Assets Resulting from Operations	$(9,888,214)	$(3,715,027)	$(10,364,020)
[1]	Includes increase of $20,994 capital gains tax accrued for Macquarie Emerging Markets Portfolio II.

See accompanying notes, which are an integral part of the financial statements.

13

Statements of changes in net assets

Macquarie Institutional Portfolios

					Macquarie
	Macquarie		Macquarie		Labor Select
	Emerging		Emerging		International
	Markets		Markets		Equity
	Portfolio		Portfolio II		Portfolio
	Six months		Six months		Six months
	ended		ended		ended
	4/30/22	Year ended	4/30/22	Year ended	4/30/22	Year ended
	(Unaudited)	10/31/21	(Unaudited)	10/31/21	(Unaudited)	10/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income	$296,130	$625,653	$656,949	$196,676	$1,031,487	$5,742,678
Net realized gain	1,305,943	9,391,106	113,571	19,652,455	2,641,820	7,568,008
Net change in unrealized appreciation (depreciation)	(11,490,287)	(1,353,631)	(4,485,547)	(6,699,129)	(14,037,327)	52,876,360
Net increase (decrease) in net assets resulting from operations	(9,888,214)	8,663,128	(3,715,027)	13,150,002	(10,364,020)	66,187,046

Dividends and Distributions to Shareholders from:
Distributable earnings	(1,577,828)	(814,896)	(19,115,348)	(2,533,750)	(5,711,286)	(7,466,559)
Total distributions to shareholders	(1,577,828)	(814,896)	(19,115,348)	(2,533,750)	(5,711,286)	(7,466,559)

Capital Share Transactions:
Proceeds from shares sold	—	—	—	—	4,159,660	5,046,912
Net asset value of shares issued upon reinvestment of dividends and distributions	1,533,667	790,477	19,083,019	2,522,787	5,711,286	7,466,558
	1,533,667	790,477	19,083,019	2,522,787	9,870,946	12,513,470
Cost of shares redeemed	(2,220,347)	(13,477)	(2,269,622)	(41,413,226)	(8,425,621)	(82,442,449)
Redemption reimbursement fees	3,005	38	—	—	—	—
	(2,217,342)	(13,439)	(2,269,622)	(41,413,226)	(8,425,621)	(82,442,449)
Increase (decrease) in net assets derived from capital share transactions	(683,675)	777,038	16,813,397	(38,890,439)	1,445,325	(69,928,979)
Net Increase (Decrease) in Net Assets	(12,149,717)	8,625,270	(6,016,978)	(28,274,187)	(14,629,981)	(11,208,492)

Net Assets:
Beginning of period	69,322,225	60,696,955	22,251,996	50,526,183	174,072,011	185,280,503
End of period	$57,172,508	$69,322,225	$16,235,018	$22,251,996	$159,442,030	$174,072,011

See accompanying notes, which are an integral part of the financial statements.

14

Financial highlights
Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	4/30/22[1]		Year ended
	(Unaudited)		10/31/21	10/31/20		10/31/19		10/31/18	10/31/17
Net asset value, beginning of period	$9.17		$8.12	$8.11		$7.56		$8.76	$7.77
Income (loss) from investment operations
Net investment income[2]	0.04		0.08	0.12		0.17		0.20	0.18
Net realized and unrealized gain (loss)	(1.36)		1.08	0.05		0.54		(1.08)	1.05
Total from investment operations	(1.32)		1.16	0.17		0.71		(0.88)	1.23

Less dividends and distributions from:
Net investment income	(0.21)		(0.11)	(0.17)		(0.16)		(0.34)	(0.26)
Total dividends and distributions	(0.21)		(0.11)	(0.17)		(0.16)		(0.34)	(0.26)

Reimbursement fees
Purchase reimbursement fees[2,3]	—		—	—	[4]	—	[5]	— [6]	0.01
Redemption reimbursement fees[2,3]	—	[7]	— [8]	0.01		—	[5]	0.02	0.01
Total reimbursement fees	—		—	0.01		—		0.02	0.02
Net asset value, end of period	$7.64		$9.17	$8.12		$8.11		$7.56	$8.76
Total return[9]	(14.67%	)[10]	14.29%	2.16%	[10]	9.62%		(10.28% )	16.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$57,173		$69,322	$60,697		$79,864		$79,463	$136,678
Ratio of expenses to average net assets[11]	1.26%		1.25%	1.26%		1.30%		1.26%	1.22%
Ratio of expenses to average net assets prior to
fees waived[11]	1.32%		1.25%	1.28%		1.30%		1.26%	1.22%
Ratio of net investment income to average net
assets	0.91%		0.86%	1.48%		2.19%		2.31%	2.24%
Ratio of net investment income to average net
assets prior to fees waived	0.85%		0.86%	1.46%		2.19%		2.31%	2.24%
Portfolio turnover	14%		42%	43%		33%		40%	45%

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2	Calculated using average shares outstanding.
3	Effective February 28, 2018, the Portfolio charges a 0.40% purchase reimbursement fee and a 0.45% redemption reimbursement fee, which are retained by the Portfolio. Previously, the Portfolio charged a 0.55% purchase reimbursement fee and a 0.55% redemption reimbursement fee.
4	For the year ended October 31, 2020, purchase reimbursement fees of $24,027 were earned by the Portfolio, which calculated to an amount of $0.003 per share.
5	For the year ended October 31, 2019, purchase and redemption fees of $ 732 and $31,858, respectively, were earned by the Portfolio, which calculated to amounts of $0.000 and $0.003 per share, respectively.
6	For the year ended October 31, 2018, purchase reimbursement fees of $5,924 were earned by the Portfolio, which calculated to an amount of $0.0004 per share.
7	For the six months ended April 30, 2022, redemption reimbursement fees of $3,005 were earned by the Portfolio, which calculated to an amount of $0.000 per share.
8	For the year ended October 31, 2021, redemption reimbursement fees of $38 were earned by the Portfolio, which calculated to an amount of $0.000 per share.
9	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not reflect the purchase reimbursement fee and redemption reimbursement fee.
10	Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
11	Expense ratios do not include expenses of the Underlying Funds in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

15

Financial highlights
Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio II

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	4/30/22[1]	Year ended
	(Unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$12.71	$11.41	$9.71	$8.78	$10.74	$8.01

Income (loss) from investment operations
Net investment income[2]	0.06	0.08	0.10	0.09	0.08	0.12
Net realized and unrealized gain (loss)	(0.43)	1.79	1.89	1.30	(1.77)	2.70
Total from investment operations	(0.37)	1.87	1.99	1.39	(1.69)	2.82

Less dividends and distributions from:
Net investment income	(0.27)	(0.09)	(0.09)	(0.05)	(0.27)	(0.09)
Net realized gain	(10.65)	(0.48)	(0.20)	(0.41)	—	—
Total dividends and distributions	(10.92)	(0.57)	(0.29)	(0.46)	(0.27)	(0.09)

Net asset value, end of period	$1.42	$12.71	$11.41	$9.71	$8.78	$10.74

Total return[3]	(16.66% )	16.50%	20.79%	16.74%	(16.13% )	35.74%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$16,235	$22,252	$50,526	$42,222	$27,229	$46,046
Ratio of expenses to average net assets[4]	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of expenses to average net assets prior to
fees waived[4]	1.67%	1.45%	1.37%	1.42%	1.42%	1.32%
Ratio of net investment income to average net
assets	6.30%	0.57%	0.98%	1.03%	0.80%	1.34%
Ratio of net investment income to average net
assets prior to fees waived	5.83%	0.32%	0.81%	0.81%	0.58%	1.22%
Portfolio turnover	3%	12%	17%	9%	12%	14%

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2	Calculated using average shares outstanding.
3	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
4	Expense ratios do not include expenses of the Underlying Funds in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

16

Macquarie Institutional Portfolios — Macquarie Labor Select International Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	4/30/22[1]	Year ended
	(Unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$14.76	$11.09	$14.39	$13.74	$15.21	$12.83

Income (loss) from investment operations
Net investment income[2]	0.09	0.40	0.27	0.47	0.44	0.41
Net realized and unrealized gain (loss)	(0.97)	3.72	(2.84)	0.60	(1.47)	2.35
Total from investment operations	(0.88)	4.12	(2.57)	1.07	(1.03)	2.76

Less dividends and distributions from:
Net investment income	(0.48)	(0.45)	(0.51)	(0.42)	(0.44)	(0.38)
Net realized gain	—	—	(0.22)	—	—	—
Total dividends and distributions	(0.48)	(0.45)	(0.73)	(0.42)	(0.44)	(0.38)

Net asset value, end of period	$13.40	$14.76	$11.09	$14.39	$13.74	$15.21

Total return[3]	(6.10% )	37.68%	(19.01% )	8.23%	(7.02% )	22.13%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$159,442	$174,072	$185,281	$454,028	$405,923	$490,273
Ratio of expenses to average net assets[4]	0.92%	0.91%	0.86%	0.86%	0.87%	0.86%
Ratio of net investment income to average net
assets	1.23%	2.84%	2.18%	3.44%	2.96%	2.96%
Portfolio turnover	10%	15%	14%	16%	20%	21%

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2	Calculated using average shares outstanding.
3	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
4	Expense ratios do not include expenses of the Underlying Funds in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

17

Notes to financial statements
April 30, 2022 (Unaudited)

Macquarie Institutional Portfolios (registered as Delaware Pooled® Trust (Trust)) is organized as a Delaware statutory trust and offers four separate Portfolios. These financial statements and the related notes pertain to Macquarie Emerging Markets Portfolio, Macquarie Emerging Markets Portfolio II, and Macquarie Labor Select International Equity Portfolio (each, a Portfolio, and collectively, the Portfolios). Delaware Global Listed Real Assets Fund is included in a separate report. The Trust is an open-end investment company. Each Portfolio in this report is considered diversified under the Investment Company Act of 1940, as amended. Each Portfolio offers one class of shares.

1. Significant Accounting Policies

Each Portfolio follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Portfolios.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (NAV). Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolios may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Portfolios value their securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Portfolios may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Boards.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolios evaluates tax positions taken or expected to be taken in the course of preparing each Portfolio's tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Portfolio's tax positions taken or expected to be taken on the Portfolios' federal income tax returns through the six months ended April 30, 2022, and for all open tax years (years ended October 31, 2018–October 31, 2021), and has concluded that no provision for federal income tax is required in any Portfolio's financial statements. In regard to foreign taxes only, each Portfolio has open tax years in certain foreign countries in which it invests that may date back to the inception of each Portfolio. If applicable, each Portfolio recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended April 30, 2022, the Portfolios did not incur any interest or tax penalties.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with each Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Each Portfolio generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), attributable to changes in foreign exchange rates, is included on the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statements of operations” under “Net realized gain (loss) on investments.” Each Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

18

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Reimbursement Fees — Macquarie Emerging Markets Portfolio may charge a 0.40% purchase reimbursement fee and a 0.45% redemption reimbursement fee. These fees are designed to reflect an approximation of the brokerage and other transaction costs associated with the investment of an investor’s purchase amount or the disposition of assets to meet redemptions, and to limit the extent to which the Portfolio (and, indirectly, the Portfolio’s existing shareholders) would have to bear such costs. These fees are accounted for as an addition to paid-in capital for the Portfolio in the “Statements of changes in net assets.”

Other — Expenses directly attributable to a Portfolio are charged directly to that Portfolio. Other expenses common to various funds within Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such fund on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer, which are estimated. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that a Portfolio is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with each Portfolio’s understanding of the applicable country’s tax rules and rates. Each Portfolio may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Portfolios will accrue such taxes as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

Each Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Each Portfolio may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Portfolio receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended April 30, 2022.

Each Portfolio receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

Fund	Earnings Credits
Macquarie Emerging Markets Portfolio	$1
Macquarie Emerging Markets Portfolio II	1
Macquarie Labor Select International Equity Portfolio	1

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of the respective investment management agreements, Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager of the Portfolios, will receive an annual fee, which is calculated daily and paid monthly based on the average daily net assets of each Portfolio.

DMC has contractually agreed to waive all or a portion, if any, of its management fees and/or pay/reimburse expenses for each Portfolio (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale, dividend and interest

(continues)                    19

Notes to financial statements

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual portfolio operating expenses from exceeding specified percentages of average daily net assets of each Portfolio, from February 25, 2022 through February 28, 2023. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Portfolios’ Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Portfolios and may be terminated only by agreement of DMC and the Portfolios. The waivers and reimbursements are accrued daily and received monthly.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute equity security trades on behalf of the Manager for Macquarie Emerging Markets Portfolio II. The Manager may also seek quantitative support from MIMGL for the Portfolio. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not a Portfolio, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

The management fee rates in effect for the six months ended April 30, 2022, and the operating expense limitation rates in effect from February 25, 2022 through April 30, 2022, are as follows:

		Contractual
		operating expense
		limitation as
	Management fee	a percentage
	as a percentage of	of average
Fund	average daily net assets (per annum)	daily net assets (per annum)
Macquarie Emerging Markets Portfolio	1.00%	1.25%
Macquarie Emerging Markets Portfolio II	1.00%	1.20%
Macquarie Labor Select International Equity
Portfolio	0.75%	0.92%

From November 1, 2021 through February 24, 2022, the operating expense limitations were as follows:

Contractual
operating expense
limitation as
a percentage
of average
Fund	daily net assets (per annum)
Macquarie Emerging Markets Portfolio	1.26%
Macquarie Emerging Markets Portfolio II	1.20%
Macquarie Labor Select International Equity
Portfolio	N/A

Mondrian Investment Partners Limited (Mondrian) furnishes investment sub-advisory services to Macquarie Emerging Markets Portfolio and Macquarie Labor Select International Equity Portfolio. For these services, DMC, not the Portfolios, pays Mondrian a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Portfolio. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.”

20

For the six months ended April 30, 2022, each Portfolio was charged for these services as follows:

Fund	Fees
Macquarie Emerging Markets Portfolio	$3,327
Macquarie Emerging Markets Portfolio II	2,439
Macquarie Labor Select International Equity Portfolio	5,377

DIFSC is also the transfer agent and dividend disbursing agent of each Portfolio. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of each Portfolio’s average daily net assets. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended April 30, 2022, each Portfolio was charged for these services as follows:

Fund	Fees
Macquarie Emerging Markets Portfolio	$2,430
Macquarie Emerging Markets Portfolio II	783
Macquarie Labor Select International Equity Portfolio	6,293

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Portfolio. Sub-transfer agency fees are paid by each Portfolio and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” These fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

As provided in the investment management agreement, each Portfolio bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Portfolios. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended April 30, 2022, each Portfolio was charged for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Macquarie Emerging Markets Portfolio	$2,000
Macquarie Emerging Markets Portfolio II	642
Macquarie Labor Select International Equity Portfolio	4,818

Trustees’ fees include expenses accrued by each Portfolio for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Portfolios.

In addition to the management fees and other expenses of a Portfolio, a Portfolio indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by a Portfolio will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

3. Investments

For the six months ended April 30, 2022, each Portfolio made purchases and sales of investment securities other than short-term investments as follows:

	Purchases	Sales
	other than	other than
	US government	US government
Fund	securities	securities
Macquarie Emerging Markets Portfolio	$9,156,151	$10,690,165
Macquarie Emerging Markets Portfolio II	725,924	1,764,203
Macquarie Labor Select International Equity Portfolio	16,764,208	19,543,088

(continues)                    21

Notes to financial statements

3. Investments (continued)

At April 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2022, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

		Aggregate	Aggregate	Net unrealized
		unrealized	unrealized	appreciation
	Cost of	appreciation	depreciation	(depreciation)
	investments	of investments	of investments	of investments
Fund	and derivatives	and derivatives	and derivatives	and derivatives
Macquarie Emerging Markets Portfolio	$61,809,169	$8,015,627	$(12,606,788)	$(4,591,161)
Macquarie Emerging Markets Portfolio II	14,303,900	5,771,452	(3,201,622)	2,569,830
Macquarie Labor Select International Equity Portfolio	152,484,041	24,760,578	(19,976,264)	4,784,314

	Loss carryforward character
	Short-term	Long-term	Total
Macquarie
Emerging
Markets
Portfolio	$—	$42,845,878	$42,845,878
Macquarie
Labor Select
International
Equity
Portfolio	—	50,535,490	50,535,490

US GAAP defines fair value as the price that each Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including each Portfolio's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that

22

are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

	Macquarie Emerging Markets Portfolio
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stocks
Austria	$—	$1,070,030	$—	$1,070,030
Brazil	3,413,377	—	—	3,413,377
Canada	1,105,037	—	—	1,105,037
China	3,579,520	17,754,754	—	21,334,274
Hong Kong	—	983,290	—	983,290
India	266,973	4,836,543	—	5,103,516
Indonesia	—	1,682,256	—	1,682,256
Mexico	853,908	—	—	853,908
Peru	995,563	—	—	995,563
Republic of Korea	—	6,835,316	—	6,835,316
Russia	—	—	10,120	10,120
Taiwan	—	10,222,640	—	10,222,640
United Kingdom	—	1,223,475	—	1,223,475
Preferred Stocks[1]	646,670	1,348,943	—	1,995,613
Short-Term Investments	389,593	—	—	389,593
Total Value of Securities	$11,250,641	$45,957,247	$10,120	$57,218,008

Derivatives[2]
Liabilities:
Foreign Currency Exchange
Contracts	$—	$(8)	$—	$(8)

[1]	Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Preferred Stock	32.40%	67.60%	—	100.00%

[2]	Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

	Macquarie Emerging Markets Portfolio II
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stocks
Argentina	$17,155	$—	$—	$17,155
Bahrain	12,830	—	—	12,830
Brazil	954,979	—	—	954,979
Chile	155,718	—	—	155,718
China	1,816,696	2,951,519	—	4,768,215
India	—	2,674,447	—	2,674,447
Indonesia	—	738,413	—	738,413

(continues)                     23

Notes to financial statements

3. Investments (continued)

	Macquarie Emerging Markets Portfolio II
	Level 1	Level 2	Level 3	Total
Malaysia	$—	$9,178	$—	$9,178
Mexico	548,362	—	—	548,362
Peru	78,229	—	—	78,229
Republic of Korea	—	3,297,270	—	3,297,270
Russia	3,485	—	46,764	50,249
South Africa	—	32,072	—	32,072
Taiwan	541,875	2,573,397	—	3,115,272
Turkey	112,530	—	—	112,530
United States	306,855	—	—	306,855
Preferred Stock	—	891	—	891
Warrant	1,065	—	—	1,065
Total Value of Securities	$4,549,779	$12,277,187	$46,764	$16,873,730

Derivatives[1]
Liabilities:
Foreign Currency Exchange
Contracts	$—	$(171)	$—	$(171)

[1]	Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

	Macquarie Labor Select International Equity Portfolio
	Level 1	Level 2	Total
Securities
Assets:
Common Stocks
Australia	$—	$1,231,846	$1,231,846
China/Hong Kong	2,385,537	3,294,166	5,679,703
Denmark	—	1,164,511	1,164,511
France	—	13,506,545	13,506,545
Germany	—	7,150,428	7,150,428
Italy	—	11,083,455	11,083,455
Japan	—	45,559,261	45,559,261
Netherlands	—	6,714,035	6,714,035
Singapore	—	7,812,385	7,812,385
Spain	—	6,046,922	6,046,922
Sweden	—	5,808,971	5,808,971
Switzerland	—	5,365,431	5,365,431
United Kingdom	—	34,510,687	34,510,687
United States	—	5,094,735	5,094,735
Short-Term Investments	539,440	—	539,440
Total Value of Securities	$2,924,977	$154,343,378	$157,268,355

24

	Macquarie Labor Select International Equity Portfolio
	Level 1	Level 2	Total
Derivatives[1]
Liabilities:
Foreign Currency Exchange Contracts	$—	$(6)	$(6)

[1]	Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the six months ended April 30, 2022, there were no transfers into or out of Level 3 investments. Each Portfolio’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Portfolio has a significant amount of Level 3 investments at the beginning or end of the period in relation to each Portfolio's net assets.

4. Capital Shares

Transactions in capital shares were as follows:

		Shares issued
		upon reinvestment	Shares sold		Net
	Shares	of dividends	and issued	Shares	increase
	sold	and distributions	total	redeemed	(decrease)
Six months ended April 30, 2022:
Macquarie Emerging Markets Portfolio	—	177,920	177,920	(252,427)	(74,507)
Macquarie Emerging Markets Portfolio II	—	11,291,727	11,291,727	(1,602,840)	9,688,887
Macquarie Labor Select International Equity Portfolio	285,606	410,294	695,900	(592,233)	103,667
Year ended October 31, 2021:
Macquarie Emerging Markets Portfolio	—	87,442	87,442	(1,409)	86,033
Macquarie Emerging Markets Portfolio II	—	202,308	202,308	(2,880,810)	(2,678,502)
Macquarie Labor Select International Equity Portfolio	352,321	573,909	926,230	(5,836,860)	(4,910,630)

5. Line of Credit

Each Portfolio, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 31, 2022.

Each Portfolio had no amounts outstanding as of April 30, 2022, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Portfolio may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Portfolio may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Portfolio may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Portfolio may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The

(continues)                    25

Notes to financial statements

6. Derivatives (continued)

change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover each Portfolio’s exposure to the counterparty.

Macquarie Emerging Markets Portfolio, Macquarie Emerging Markets Portfolio II, and Macquarie Labor Select International Equity Portfolio entered into foreign currency exchange contracts and foreign cross currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

At April 30, 2022, Macquarie Emerging Markets Portfolio, Macquarie Emerging Markets Portfolio II, and Macquarie Labor Select International Equity Portfolio had foreign currency risk, which is disclosed on the “Statements of assets and liabilities” and/or “Statements of operations.”

The table below summarizes the average balance of derivative holdings by each Portfolio during the six months ended April 30, 2022:

Long Derivative Volume
Macquarie
		Macquarie	Labor Select
		Emerging	International
		Markets	Equity
		Portfolio	Portfolio
Foreign currency exchange contracts (average notional value)		$7,674	$38,131

Short Derivative Volume
Macquarie
	Macquarie	Macquarie	Labor Select
	Emerging	Emerging	International
	Markets	Markets	Equity
	Portfolio	Portfolio II	Portfolio
Foreign currency exchange contracts (average notional value)	$31,625	$2,293	$72,134

7. Securities Lending

Each Portfolio, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such

26

security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each Portfolio of the Trust is generally invested in a series of individual separate accounts, each corresponding to a Portfolio. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Portfolio can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Portfolio or, at the discretion of the lending agent, replace the loaned securities. Each Portfolio continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. Each Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Portfolio, the security lending agent, and the borrower. Each Portfolio records security lending income net of allocations to the security lending agent and the borrower.

Each Portfolio may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Portfolio’s cash collateral account may be less than the amount the Portfolio would be required to return to the borrowers of the securities and the Portfolio would be required to make up for this shortfall.

During the six months ended April 30, 2022, the Portfolios had no securities out on loan.

8. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Portfolios performance.

Beginning in late February 2022, global financial markets have experienced and may continue to experience significant volatility related to military action by Russia in Ukraine. As a result of this military action, the US and many other countries have imposed sanctions on Russia and certain Russian individuals, banks and corporations. The ongoing hostilities and resulting sanctions are expected to have a severe adverse effect on the region’s economies and more globally, including significant negative impact on markets for certain securities and commodities, such as oil and natural gas. Any cessation of trading on the Russian securities markets will impact the value and liquidity of certain portfolio holdings. The extent and duration of military action, sanctions, and resulting market disruptions are impossible to predict, but could be substantial and prolonged and impact your Portfolio’s performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Portfolios invests will cause the NAV of the Funds to fluctuate.

Some countries in which Macquarie Emerging Markets, Macquarie Emerging Markets II, and Macquarie Labor Select International Equity Portfolios invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

(continues)                    27

Notes to financial statements

8. Credit and Market Risk (continued)

Macquarie Emerging Markets Portfolio and Macquarie Emerging Markets Portfolio II invest a significant portion of their assets in the greater China region, which consists of Hong Kong, the People’s Republic of China, and Taiwan, among other countries. As a result, each Portfolio’s investments in the region are particularly susceptible to risks in that region. In addition, Macquarie Emerging Markets Portfolio II invests a significant portion of its assets in India and Republic of Korea. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on each Portfolio than if the Portfolio were more geographically diversified, which could result in greater volatility in each Portfolio’s net asset value and losses. Markets in the greater China region as well as in India and Republic of Korea, can experience significant volatility due to social, economic, regulatory, and political uncertainties.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by each Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by each Portfolio.

Each Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolios’ Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolios’ 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

9. Contractual Obligations

Each Portfolio enters into contracts in the normal course of business that contain a variety of indemnifications. Each Portfolio's maximum exposure under these arrangements is unknown. However, each Portfolio has not had prior claims or losses pursuant to these contracts. Management has reviewed each Portfolio's existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

11. Subsequent Events

On May 19, 2022, the Board unanimously voted and approved a proposal to liquidate and dissolve Macquarie Emerging Markets Portfolio II. The liquidation and dissolution is expected to take place following the close of business on or about June 30, 2022.

Management has determined that no other material events or transactions occurred subsequent to April 30, 2022, that would require recognition or disclosure in each Portfolio’s financial statements.

28

Portfolio managers

Macquarie Emerging Markets Portfolio

Ginny Chong
Head of Chinese Equities,
Senior Portfolio Manager
Mondrian Investment Partners Limited

Gregory Halton
Senior Portfolio Manager
Mondrian Investment Partners Limited

Andrew Miller
Chief Investment Officer –
Emerging Market Equities
Mondrian Investment Partners Limited

Macquarie Emerging Markets Portfolio II

Liu-Er Chen
Managing Director,
Chief Investment Officer –
Emerging Markets and Healthcare

Macquarie Labor Select International Equity Portfolio

Nigel A. Bliss
Senior Portfolio Manager
Mondrian Investment Partners Limited

Elizabeth A. Desmond
Deputy Chief Executive Officer, Chief
Investment Officer – International Equities
Mondrian Investment Partners Limited

Zsolt Mester
Portfolio Manager
Mondrian Investment Partners Limited

29

Semiannual report

Multi-asset mutual fund

Delaware Global Listed Real Assets Fund

April 30, 2022

Carefully consider the Fund's investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund's prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Global Listed Real Assets Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of April 30, 2022, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2022 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from November 1, 2021 to April 30, 2022 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from November 1, 2021 to April 30, 2022.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses
For the six-month period from November 1, 2021 to April 30, 2022 (Unaudited)

Delaware Global Listed Real Assets Fund Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	11/1/21	4/30/22	Expense Ratio	11/1/21 to 4/30/22*
Actual Fund return†
Class A	$1,000.00	$1,029.80	1.33%	$6.69
Class C	1,000.00	1,025.60	2.08%	10.45
Class R	1,000.00	1,027.80	1.58%	7.94
Institutional Class	1,000.00	1,030.20	1.08%	5.44
Class R6	1,000.00	1,030.80	0.99%	4.98
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.20	1.33%	$6.66
Class C	1,000.00	1,014.48	2.08%	10.39
Class R	1,000.00	1,016.96	1.58%	7.90
Institutional Class	1,000.00	1,019.44	1.08%	5.41
Class R6	1,000.00	1,019.89	0.99%	4.96

*	“Expenses Paid During Period” are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

Security type / sector allocation and top 10
equity holdings
Delaware Global Listed Real Assets Fund	As of April 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Corporate Bonds	10.19%
Basic Industry	1.31%
Capital Goods	0.54%
Communications	2.28%
Consumer Cyclical	1.16%
Consumer Non-Cyclical	1.22%
Energy	1.85%
Real Estate	0.23%
Transportation	0.80%
Utilities	0.80%
Non-Agency Commercial Mortgage-Backed Securities	1.62%
Loan Agreements	2.20%
Sovereign Bonds	9.52%
US Treasury Obligations	4.73%
Closed-Ended Trust	0.67%
Common Stocks	64.96%
Communication Services	1.97%
Consumer Discretionary	1.56%
Consumer Staples	1.42%
Energy	11.94%
Industrials	10.21%
Materials	6.66%
Real Estate Operating Companies/Developer	2.72%
REIT Diversified	1.91%
REIT Healthcare	1.36%
REIT Hotel	0.53%
REIT Industrial	3.60%
REIT Information Technology	0.74%
REIT Mall	0.53%
REIT Manufactured Housing	0.49%
REIT Multifamily	3.00%
REIT Office	1.44%
REIT Retail	0.36%
REIT Self-Storage	1.37%
REIT Shopping Center	0.81%
REIT Single Tenant	0.33%
REIT Specialty	0.98%
Utilities	11.03%

Security type / sector allocation and top 10
equity holdings
Delaware Global Listed Real Assets Fund

Security type / sector	Percentage of net assets
Short-Term Investments	4.70%
Total Value of Securities	98.59%
Receivables and Other Assets Net of Liabilities	1.41%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Archaea Energy	1.56%
Prologis	1.39%
Valero Energy	1.25%
Sacyr	1.10%
Chesapeake Energy	1.09%
EQT	1.07%
PPL	1.07%
Transurban Group	1.05%
Vinci	1.05%
Atlas Arteria	1.03%

Schedule of investments
Delaware Global Listed Real Assets Fund	April 30, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Corporate Bonds – 10.19%
Basic Industry – 1.31%
Chemours 144A 4.625% 11/15/29 #	394,000	$341,825
First Quantum Minerals 144A 6.875% 3/1/26 #	200,000	200,787
FMG Resources August 2006
144A 5.875% 4/15/30 #	100,000	99,424
144A 6.125% 4/15/32 #	100,000	99,448
Freeport-McMoRan 5.45% 3/15/43	235,000	235,274
New Gold 144A 6.375% 5/15/25 #	54,000	54,967
Novelis
144A 3.875% 8/15/31 #	255,000	219,073
144A 4.75% 1/30/30 #	140,000	128,957
PMHC II 144A 9.00% 2/15/30 #	120,000	96,758
Univar Solutions USA 144A 5.125% 12/1/27 #	265,000	254,344
		1,730,857
Capital Goods – 0.54%
Clean Harbors 144A 5.125% 7/15/29 #	195,000	192,591
GFL Environmental 144A 5.125% 12/15/26 #	160,000	157,462
Sealed Air
144A 4.00% 12/1/27 #	175,000	164,704
144A 5.00% 4/15/29 #	200,000	198,766
		713,523
Communications – 2.28%
CCO Holdings 144A 5.375% 6/1/29 #	340,000	322,599
CSC Holdings 144A 3.375% 2/15/31 #	200,000	156,598
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	43,000	42,846
DISH DBS 144A 5.75% 12/1/28 #	209,000	187,338
Frontier Communications Holdings 144A 5.875%
10/15/27 #	293,000	281,049
Gray Escrow II 144A 5.375% 11/15/31 #	180,000	155,386
Lamar Media 3.75% 2/15/28	175,000	160,393
LCPR Senior Secured Financing DAC 144A 6.75%
10/15/27 #	194,000	193,144
Nexstar Media 144A 5.625% 7/15/27 #	213,000	207,505
Outfront Media Capital 144A 4.625% 3/15/30 #	245,000	219,544
Sirius XM Radio 144A 5.50% 7/1/29 #	300,000	288,811
Sprint Capital 8.75% 3/15/32	65,000	82,713
Terrier Media Buyer 144A 8.875% 12/15/27 #	210,000	205,526
T-Mobile USA
3.375% 4/15/29	60,000	54,348
4.75% 2/1/28	105,000	103,753
Virgin Media Secured Finance 144A 5.50% 5/15/29 #	200,000	185,330

Schedule of investments
Delaware Global Listed Real Assets Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	200,000	$169,430
		3,016,313
Consumer Cyclical – 1.16%
Carnival
144A 5.75% 3/1/27 #	150,000	136,080
144A 7.625% 3/1/26 #	35,000	34,296
Hilton Domestic Operating
144A 4.00% 5/1/31 #	85,000	76,154
4.875% 1/15/30	200,000	193,220
Lennar 5.00% 6/15/27	95,000	96,977
Murphy Oil USA 144A 3.75% 2/15/31 #	321,000	282,435
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	365,000	333,687
VICI Properties 144A 5.75% 2/1/27 #	216,000	218,272
Wyndham Hotels & Resorts 144A 4.375% 8/15/28 #	175,000	163,366
		1,534,487
Consumer Non-Cyclical – 1.22%
CHS 144A 5.25% 5/15/30 #	313,000	274,916
HCA
3.50% 9/1/30	10,000	8,973
5.375% 2/1/25	70,000	72,100
5.875% 2/1/29	305,000	318,141
JBS USA LUX 144A 5.50% 1/15/30 #	289,000	285,765
Pilgrim's Pride 144A 5.875% 9/30/27 #	332,000	334,822
Tenet Healthcare
144A 4.25% 6/1/29 #	204,000	184,593
6.875% 11/15/31	135,000	140,051
		1,619,361
Energy – 1.85%
Callon Petroleum 144A 8.00% 8/1/28 #	85,000	88,031
CNX Resources
144A 6.00% 1/15/29 #	65,000	64,239
144A 7.25% 3/14/27 #	100,000	102,347
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	82,000	79,943
144A 6.00% 2/1/29 #	209,000	203,664
DCP Midstream Operating 5.125% 5/15/29	210,000	206,822
EQM Midstream Partners 144A 4.75% 1/15/31 #	320,000	285,856
Genesis Energy 6.50% 10/1/25	265,000	252,101
Hilcorp Energy I 144A 6.00% 4/15/30 #	100,000	99,381
Marathon Oil 4.40% 7/15/27	75,000	74,993

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Murphy Oil
5.875% 12/1/27	195,000	$193,745
6.375% 7/15/28	105,000	106,925
NuStar Logistics
6.00% 6/1/26	90,000	89,883
6.375% 10/1/30	80,000	78,882
Occidental Petroleum
6.60% 3/15/46	55,000	60,037
6.625% 9/1/30	40,000	43,406
Southwestern Energy 7.75% 10/1/27	225,000	235,242
Targa Resources Partners 4.875% 2/1/31	195,000	187,732
		2,453,229
Real Estate – 0.23%
HAT Holdings I 144A 3.75% 9/15/30 #	100,000	86,402
XHR 144A 4.875% 6/1/29 #	235,000	216,742
		303,144
Transportation – 0.80%
Air Canada 144A 3.875% 8/15/26 #	255,000	236,071
Delta Air Lines
144A 7.00% 5/1/25 #	82,000	87,876
7.375% 1/15/26	67,000	71,433
United Airlines Holdings 4.875% 1/15/25	280,000	270,535
VistaJet Malta Finance 144A 6.375% 2/1/30 #	450,000	393,228
		1,059,143
Utilities – 0.80%
Calpine
144A 5.00% 2/1/31 #	35,000	29,891
144A 5.125% 3/15/28 #	345,000	313,815
NRG Energy 144A 3.625% 2/15/31 #	190,000	158,478
PG&E 5.25% 7/1/30	85,000	77,405
TerraForm Power Operating 144A 4.75% 1/15/30 #	308,000	277,774
Vistra Operations
144A 5.00% 7/31/27 #	70,000	66,759
144A 5.50% 9/1/26 #	70,000	69,825
144A 5.625% 2/15/27 #	75,000	73,963
		1,067,910
Total Corporate Bonds (cost $14,361,614)		13,497,967

Schedule of investments
Delaware Global Listed Real Assets Fund

	Principal
	amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities – 1.62%
Cantor Commercial Real Estate Lending
Series 2019-CF1 B 4.178% 5/15/52 ●	200,000	$192,999
Citigroup Commercial Mortgage Trust
Series 2019-C7 A4 3.102% 12/15/72	600,000	563,073
GS Mortgage Securities Trust
Series 2017-GS6 B 3.869% 5/10/50	730,000	700,904
Morgan Stanley Capital I Trust
Series 2016-BNK2 B 3.485% 11/15/49	740,000	693,759
Total Non-Agency Commercial Mortgage-Backed Securities (cost
$2,378,780)		2,150,735

Loan Agreements – 2.20%
Calpine
3.27% (LIBOR01M + 2.50%) 12/16/27 ●	81,970	81,271
2.77% (LIBOR01M + 2.00%) 4/5/26 ●	318,981	315,193
Calpine Construction Finance Tranche B 2.764%
(LIBOR01M + 2.00%) 1/15/25 ●	123,941	122,598
Castlelake Aviation One DAC 3.576% (LIBOR03M +
2.75%) 10/22/26 ●	223,875	221,496
Charter Communications Operating
Tranche B2 2.52% (LIBOR01M + 1.75%) 2/1/27 ●	258,167	255,360
CSC Holdings 2.804% (LIBOR01M + 2.25%)
7/17/25 ●	247,826	244,047
Hamilton Projects Acquiror 5.506% (LIBOR03M +
4.50%) 6/17/27 ●	294,750	294,408
HCA Tranche B 2.514% (LIBOR01M + 1.75%)
6/30/28 ●	471,438	471,437
Lamar Media Tranche B 2.054% (LIBOR01M +
1.50%) 2/5/27 ●	169,139	168,664
Parkway Generation Tranche B 5.514% (LIBOR01M
+ 4.75%) 2/16/29 ●	157,895	157,500
Parkway Generation Tranche C 5.514% (LIBOR01M
+ 4.75%) 2/16/29 ●	22,105	22,041
Pilot Travel Centers Tranche B 2.70% (LIBOR01M +
2.00%) 8/4/28 ●	174,125	172,136
Setanta Aircraft Leasing DAC 3.006% (LIBOR03M +
2.00%) 11/5/28 ●	125,000	124,336
Sinclair Television Group Tranche B-3 3.46%
(LIBOR01M + 3.00%) 4/1/28 ●	99,250	95,818
Vistra Operations 2.472% (LIBOR01M + 1.75%)
12/31/25 ●	165,809	163,840
Total Loan Agreements (cost $2,925,828)		2,910,145

		Principal
		amount°	Value (US $)
Sovereign Bonds – 9.52%Δ
Australia – 0.20%
Australia Government Bonds
0.75% 11/21/27	AUD	214,326	$170,154
2.50% 9/20/30	AUD	93,525	97,785
			267,939
Canada – 0.53%
Canadian Government Real Return Bonds
4.00% 12/1/31	CAD	393,576	405,794
4.25% 12/1/26	CAD	317,583	296,990
			702,784
France – 1.51%
French Republic Government Bond OAT
0.10% 3/1/25	EUR	371,390	427,480
0.10% 3/1/28	EUR	749,112	895,835
144A 0.10% 3/1/36 #	EUR	60,083	74,654
144A 1.80% 7/25/40 #	EUR	175,646	289,777
3.15% 7/25/32	EUR	189,618	305,696
			1,993,442
Germany – 0.71%
Deutsche Bundesrepublik Inflation Linked Bond
0.10% 4/15/26	EUR	648,486	769,895
0.50% 4/15/30	EUR	133,634	173,966
			943,861
Italy – 1.52%
Italy Buoni Poliennali Del Tesoro
0.10% 5/15/23	EUR	1,106,276	1,240,949
144A 2.55% 9/15/41 #	EUR	235,457	348,559
144A 3.10% 9/15/26 #	EUR	333,541	428,694
			2,018,202
Japan – 0.30%
Japanese Government CPI Linked Bond
0.10% 3/10/29	JPY	47,859,559	392,022
			392,022
Spain – 0.66%
Spain Government Inflation Linked Bond
0.15% 11/30/23	EUR	663,571	758,066
144A 1.00% 11/30/30 #	EUR	95,443	119,838
			877,904

Schedule of investments
Delaware Global Listed Real Assets Fund

		Principal
		amount°	Value (US $)
Sovereign BondsΔ (continued)
United Kingdom – 4.09%
United Kingdom Inflation-Linked Gilt
0.125% 3/22/29	GBP	392,730	$600,596
0.125% 8/10/41	GBP	375,933	689,080
0.125% 3/22/44	GBP	252,279	471,327
0.125% 8/10/48	GBP	312,750	614,289
0.125% 11/22/56	GBP	152,796	329,538
0.125% 11/22/65	GBP	61,720	151,664
0.125% 3/22/68	GBP	112,333	291,843
0.25% 3/22/52	GBP	135,330	285,432
0.375% 3/22/62	GBP	106,177	262,348
0.625% 3/22/40	GBP	60,632	116,911
1.125% 11/22/37	GBP	218,172	433,394
1.25% 11/22/27	GBP	103,617	164,170
1.25% 11/22/32	GBP	398,753	723,603
1.25% 11/22/55	GBP	104,290	287,697
			5,421,892
Total Sovereign Bonds (cost $14,233,557)			12,618,046

US Treasury Obligations – 4.73%
US Treasury Inflation Indexed Bonds
0.125% 2/15/51		146,679	134,798
0.25% 2/15/50		150,855	142,933
0.75% 2/15/42		306,241	323,453
1.00% 2/15/46		453,093	503,127
2.125% 2/15/40		103,174	136,002
US Treasury Inflation Indexed Notes
0.125% 4/15/26		3,291,853	3,389,893
0.125% 7/15/31		670,915	682,373
0.875% 1/15/29		894,851	958,455
Total US Treasury Obligations (cost $6,613,089)			6,271,034

		Number of
		shares
Closed-Ended Trust – 0.67%
Sprott Physical Uranium Trust †		67,038	881,907
Total Closed-Ended Trust (cost $688,168)			881,907

	Number of
	shares	Value (US $)
Common Stocks – 64.96%
Communication Services – 1.97%
Cellnex Telecom #	28,904	$1,347,224
Vantage Towers	37,066	1,260,306
		2,607,530
Consumer Discretionary – 1.56%
Archaea Energy †	94,092	2,070,024
		2,070,024
Consumer Staples – 1.42%
Archer-Daniels-Midland	7,108	636,593
Bunge	7,516	850,210
Darling Ingredients †	5,421	397,847
		1,884,650
Energy – 11.94%
Ardmore Shipping †	34,604	215,583
Chesapeake Energy	17,540	1,438,631
Denbury †	16,115	1,031,038
Enbridge	28,832	1,258,181
Enviva	10,321	870,473
EOG Resources	6,279	733,136
EQT	35,777	1,422,136
Equinor ADR	26,388	899,303
Kimbell Royalty Partners	55,964	941,874
Occidental Petroleum	10,670	587,810
PBF Energy Class A †	21,279	618,368
Schlumberger	29,372	1,145,802
Shell	21,636	580,838
TC Energy	24,415	1,291,402
Unit †	9,491	566,138
Valaris †	11,031	559,823
Valero Energy	14,824	1,652,579
		15,813,115
Industrials – 10.21%
Aena #, †	8,923	1,266,259
ALEATICA †	1,362,553	1,213,888
Arcosa	15,602	835,175
Atlas Arteria	281,032	1,365,274
CCR	489,571	1,240,774
East Japan Railway	24,700	1,288,026
Enav #, †	294,977	1,361,754
Li-Cycle Holdings †	51,482	334,118

Schedule of investments
Delaware Global Listed Real Assets Fund

	Number of
	shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Sacyr	543,397	$1,463,700
Spring Valley Acquisition Class A †	11,927	113,783
Sunrun †	13,450	268,731
Transurban Group	138,526	1,391,025
Vinci	14,271	1,384,770
		13,527,277
Materials – 6.66%
Anglo American	18,921	838,030
BHP Group	34,852	1,164,595
CF Industries Holdings	7,591	735,037
ERO Copper †	52,743	758,310
Hudbay Minerals	104,601	669,446
Louisiana-Pacific	6,583	424,735
Newmont	16,341	1,190,442
Nutrien	9,718	954,793
Pan American Silver	17,302	428,964
Vale ADR	30,374	513,017
Wheaton Precious Metals	25,648	1,150,569
		8,827,938
Real Estate Operating Companies/Developer – 2.72%
Castellum	14,276	282,713
CK Asset Holdings	76,500	518,604
Grainger	45,876	170,648
Hang Lung Properties	60,000	114,754
Intershop Holding	36	23,463
Kojamo	13,586	270,269
Mitsubishi Estate	30,200	439,911
Mitsui Fudosan	11,700	247,967
New World Development	27,031	103,388
Nyfosa	22,161	244,250
Samhallsbyggnadsbolaget i Norden	37,731	118,520
Sirius Real Estate	144,860	221,135
Sun Hung Kai Properties	38,500	443,408
TAG Immobilien	4,648	92,892
Tokyo Tatemono	9,096	128,244
Wihlborgs Fastigheter	10,341	179,289
		3,599,455

	Number of
	shares	Value (US $)
Common Stocks (continued)
REIT Diversified – 1.91%
Abacus Property Group	5,360	$12,301
Activia Properties	28	89,475
Ascendas Real Estate Investment Trust	60,735	124,961
Charter Hall Group	4,219	45,343
Dios Fastigheter	5,308	47,395
Fastighets Balder Class B †	1,080	53,533
Ingenia Communities Group	86,325	284,191
Inmobiliaria Colonial Socimi	4,627	38,475
Mapletree Logistics Trust	195,100	250,571
NIPPON REIT Investment	90	257,976
Stockland	9,438	27,318
Weyerhaeuser	31,688	1,306,179
		2,537,718
REIT Healthcare – 1.36%
Alexandria Real Estate Equities	3,449	628,270
Assura	154,767	128,249
CareTrust REIT	16,320	264,547
Healthcare Realty Trust	2,880	77,990
Healthpeak Properties	4,319	141,706
Impact Healthcare REIT	20,000	31,248
Omega Healthcare Investors	1,191	30,347
Sabra Health Care REIT	8,539	99,736
Universal Health Realty Income Trust	2,231	111,974
Welltower	3,170	287,868
		1,801,935
REIT Hotel – 0.53%
Apple Hospitality REIT	7,118	125,917
Gaming and Leisure Properties	1,538	68,257
VICI Properties	16,882	503,252
		697,426
REIT Industrial – 3.60%
Duke Realty	10,993	601,867
GLP J-REIT	69	93,107
Goodman Group	4,793	79,774
Granite Real Estate Investment Trust	4,544	336,524
Industrial & Infrastructure Fund Investment	132	189,405
Mapletree Industrial Trust	121,290	227,914
Prologis	11,459	1,836,763
PS Business Parks	1,680	314,496

Schedule of investments
Delaware Global Listed Real Assets Fund

	Number of
	shares	Value (US $)
Common Stocks (continued)
REIT Industrial (continued)
Rexford Industrial Realty	5,667	$442,253
Segro	22,531	377,216
Tritax Big Box REIT	89,249	272,448
		4,771,767
REIT Information Technology – 0.74%
American Tower	240	57,845
Digital Realty Trust	1,985	290,048
Equinix	797	573,107
SBA Communications	154	53,455
		974,455
REIT Mall – 0.53%
Simon Property Group	5,909	697,262
		697,262
REIT Manufactured Housing – 0.49%
Equity LifeStyle Properties	6,485	501,161
Sun Communities	823	144,494
		645,655
REIT Multifamily – 3.00%
Apartment Income REIT	5,536	272,205
AvalonBay Communities	3,046	692,904
Camden Property Trust	2,643	414,660
Canadian Apartment Properties REIT	3,644	142,736
Daiwa Securities Living Investments	266	234,105
Equity Residential	6,687	544,991
Essex Property Trust	1,879	618,698
Killam Apartment Real Estate Investment Trust	12,298	193,471
UDR	2,848	151,542
Vonovia	17,681	704,429
		3,969,741
REIT Office – 1.44%
Allied Properties Real Estate Investment Trust	7,241	235,213
Boston Properties	853	100,313
Cousins Properties	4,552	163,417
Daiwa Office Investment	25	141,531
Equity Commonwealth †	6,809	178,328
Highwoods Properties	6,036	246,510
Hudson Pacific Properties	3,250	75,660
Kilroy Realty	6,386	447,020
Piedmont Office Realty Trust Class A	16,568	266,745

	Number of
	shares	Value (US $)
Common Stocks (continued)
REIT Office (continued)
SL Green Realty	722	$49,977
		1,904,714
REIT Retail – 0.36%
Deutsche EuroShop	1,722	28,530
Japan Metropolitan Fund Invest	95	75,509
Link REIT	43,500	375,744
		479,783
REIT Self-Storage – 1.37%
Extra Space Storage	3,724	707,560
Life Storage	3,484	461,595
Public Storage	1,044	387,846
Safestore Holdings	16,723	263,083
		1,820,084
REIT Shopping Center – 0.81%
Alexander's	273	67,750
Federal Realty Investment Trust	619	72,460
First Capital Real Estate Investment Trust	13,818	184,147
Regency Centers	1,608	110,679
Retail Opportunity Investments	12,050	224,492
Shopping Centres Australasia Property Group	117,567	251,622
SITE Centers	10,276	163,388
		1,074,538
REIT Single Tenant – 0.33%
Four Corners Property Trust	3,551	97,510
Orion Office REIT	3,422	45,923
Realty Income	2,449	169,863
Spirit Realty Capital	3,011	130,828
		444,124
REIT Specialty – 0.98%
Civitas Social Housing	58,694	63,472
Essential Properties Realty Trust	3,208	76,992
Innovative Industrial Properties	1,345	194,474
Invitation Homes	16,528	658,145
Waypoint REIT	159,774	301,187
		1,294,270
Utilities – 11.03%
APA Group	166,541	1,338,178
Enel	201,780	1,312,154

Schedule of investments
Delaware Global Listed Real Assets Fund

	Number of
	shares	Value (US $)
Common Stocks (continued)
Utilities (continued)
Hydro One #	49,804	$1,346,431
National Grid	87,988	1,307,236
Orsted #	5,149	569,636
PPL	50,033	1,416,434
Sempra Energy	4,144	668,676
Severn Trent	34,588	1,359,361
Snam	245,751	1,347,846
SSE	58,765	1,364,866
Terna - Rete Elettrica Nazionale	161,307	1,315,633
United Utilities Group	88,589	1,273,061
		14,619,512
Total Common Stocks (cost $74,600,162)		86,062,973

Short-Term Investments – 4.70%
Money Market Mutual Funds – 4.70%
BlackRock FedFund – Institutional Shares
(seven-day effective yield 0.31%)	1,557,777	1,557,777
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield
0.16%)	1,557,777	1,557,777
GS Financial Square Government Fund –
Institutional Shares (seven-day effective yield
0.32%)	1,557,777	1,557,777
Morgan Stanley Government Portfolio – Institutional
Share Class (seven-day effective yield 0.30%)	1,557,777	1,557,777
Total Short-Term Investments (cost $6,231,108)		6,231,108
Total Value of Securities–98.59%
(cost $122,032,306)		$130,623,915

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2022, the aggregate value of Rule 144A securities was $17,235,709, which represents 13.01% of the Fund's net assets. See Note 9 in “Notes to financial statements."

•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Δ	Securities have been classified by country of origin.
†	Non-income producing security.

The following foreign currency exchange contracts were outstanding at April 30, 2022:1

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BNYM	BRL	(42,807)	USD	8,643	5/2/22	$—	$(7)
BNYM	CAD	110,273	USD	(86,592)	5/3/22	—	(755)
BNYM	GBP	43,193	USD	(54,485)	5/4/22	—	(172)
BNYM	JPY	(7,090,980)	USD	55,327	5/2/22	682	—
JPMCB	AUD	(354,263)	USD	253,778	5/20/22	—3,379	—
JPMCB	CAD	(916,343)	USD	718,824	5/20/22	—5,547	—
JPMCB	EUR	(5,512,682)	USD	6,234,980	5/20/22	—414,144	—
JPMCB	GBP	(4,427,885)	USD	5,974,234	5/20/22	—406,492	—
JPMCB	JPY	(50,527,590)	USD	437,847	5/20/22	—48,233	—
Total Foreign Currency Exchange Contracts						$878,477	$(934)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

[1]	See Note 6 in “Notes to financial statements.”

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – Bank of New York Mellon
CPI – Consumer Price Index
DAC – Designated Activity Company
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
JPMCB – JPMorgan Chase Bank

Schedule of investments
Delaware Global Listed Real Assets Fund

Summary of abbreviations: (continued)
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
OAT – Obligations Assimilables du Tresor
REIT – Real Estate Investment Trust

Summary of currencies:
AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Global Listed Real Assets Fund	April 30, 2022 (Unaudited)

Assets:
Investments, at value*	$130,623,915
Cash	1,922,864
Foreign currencies, at valueΔ	142,777
Unrealized appreciation on foreign currency exchange contracts	878,477
Dividends and interest receivable	313,271
Receivable for securities sold	295,405
Receivable for fund shares sold	188,536
Foreign tax reclaims receivable	36,161
Other assets	863
Total Assets	134,402,269
Liabilities:
Cash collateral due to brokers	980,000
Payable for securities purchased	547,151
Payable for fund shares redeemed	210,164
Investment management fees payable to affiliates	78,947
Dividend disbursing and transfer agent fees and expenses payable to
non-affiliates	26,799
Accounting and administration expenses payable to non-affiliates	18,189
Audit and tax fees payable	16,371
Reports and statements to shareholders expenses payable to non-affiliates	14,156
Distribution fees payable to affiliates	12,900
Other accrued expenses	8,268
Dividend disbursing and transfer agent fees and expenses payable to
affiliates	1,056
Unrealized depreciation on foreign currency exchange contracts	934
Accounting and administration expenses payable to affiliates	643
Trustees' fees and expenses payable to affiliates	335
Legal fees payable to affiliates	140
Reports and statements to shareholders expenses payable to affiliates	83
Total Liabilities	1,916,136
Total Net Assets	$132,486,133

Net Assets Consist of:
Paid-in capital	$115,945,013
Total distributable earnings (loss)	16,541,120
Total Net Assets	$132,486,133

Statement of assets and liabilities
Delaware Global Listed Real Assets Fund

Net Asset Value
Class A:
Net assets	$45,391,168
Shares of beneficial interest outstanding, unlimited authorization, no par	3,161,872
Net asset value per share	$14.36
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales
charge)	$15.24

Class C:
Net assets	$1,657,461
Shares of beneficial interest outstanding, unlimited authorization, no par	115,854
Net asset value per share	$14.31

Class R:
Net assets	$4,076,011
Shares of beneficial interest outstanding, unlimited authorization, no par	284,374
Net asset value per share	$14.33

Institutional Class:
Net assets	$72,570,142
Shares of beneficial interest outstanding, unlimited authorization, no par	5,027,889
Net asset value per share	$14.43

Class R6:
Net assets	$8,791,351
Shares of beneficial interest outstanding, unlimited authorization, no par	610,374
Net asset value per share	$14.40
____________________
*Investments, at cost	$122,032,306
ΔForeign currencies, at cost	143,320

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Global Listed Real Assets Fund	Six months ended April 30, 2022 (Unaudited)

Investment Income:
Dividends	$1,290,684
Interest	767,986
Foreign tax withheld	(54,099)
2,004,571

Expenses:
Management fees	481,444
Distribution expenses — Class A	56,485
Distribution expenses — Class C	8,359
Distribution expenses — Class R	10,195
Dividend disbursing and transfer agent fees and expenses	76,831
Registration fees	39,182
Accounting and administration expenses	29,612
Reports and statements to shareholders expenses	20,132
Audit and tax fees	17,556
Custodian fees	8,753
Legal fees	7,659
Trustees’ fees and expenses	2,230
Other	22,982
781,420
Less expenses waived	(22,095)
Less expenses paid indirectly	(76)
Total operating expenses	759,249
Net Investment Income	1,245,322

Statement of operations
Delaware Global Listed Real Assets Fund

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$7,459,451
Foreign currencies	106,070
Foreign currency exchange contracts	567,569
Futures contracts	(14,067)
Net realized gain	8,119,023

Net change in unrealized appreciation (depreciation) of:
Investments	(6,333,804)
Foreign currencies	(5,582)
Foreign currency exchange contracts	674,506
Net change in unrealized appreciation (depreciation)	(5,664,880)
Net Realized and Unrealized Gain	2,454,143
Net Increase in Net Assets Resulting from Operations	$3,699,465

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Global Listed Real Assets Fund

	Six months
	ended
	4/30/22	Year ended
	(Unaudited)	10/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,245,322	$1,889,291
Net realized gain	8,119,023	11,505,958
Net change in unrealized appreciation (depreciation)	(5,664,880)	15,690,359
Net increase in net assets resulting from operations	3,699,465	29,085,608

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,232,786)	(654,834)
Class C	(77,844)	(11,448)
Class R	(193,782)	(53,343)
Institutional Class	(3,364,194)	(992,558)
Class R6	(437,592)	(145,471)
	(6,306,198)	(1,857,654)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,031,983	2,689,031
Class C	356,184	399,879
Class R	420,928	354,394
Institutional Class	14,415,693	19,902,409
Class R6	358,631	584,559
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	2,161,894	625,966
Class C	77,844	11,434
Class R	193,782	53,342
Institutional Class	3,362,248	991,000
Class R6	288,866	95,250
	23,668,053	25,707,264

Statements of changes in net assets
Delaware Global Listed Real Assets Fund

	Six months
	ended
	4/30/22	Year ended
	(Unaudited)	10/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(3,017,122)	$(7,633,401)
Class C	(346,529)	(1,626,595)
Class R	(505,325)	(1,585,560)
Institutional Class	(10,246,625)	(14,431,801)
Class R6	(178,132)	(637,295)
	(14,293,733)	(25,914,652)
Increase (decrease) in net assets derived from capital
share transactions	9,374,320	(207,388)
Net Increase in Net Assets	6,767,587	27,020,566

Net Assets:
Beginning of period	125,718,546	98,697,980
End of period	$132,486,133	$125,718,546

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Global Listed Real Assets Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period
Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital.
Total dividends and distributions
Net asset value, end of period
Total return[4]
Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Prior to the close of business on August 19, 2019, the Fund invested primarily in securities of companies principally engaged in the real estate industry. Since the close of business on August 19, 2019, the Fund has been repositioned to invest primarily in listed real assets securities (Repositioning). The historical returns prior to that time do not reflect the Repositioning.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
4/30/22[1]	Year ended
(Unaudited)	10/31/21	10/31/20		10/31/19[2]	10/31/18		10/31/17
$14.67	$11.43	$12.88		$10.87	$11.36		$14.28

0.13	0.21	0.19		0.14	0.19		0.08
0.29	3.24	(1.18)		2.07	(0.21)		0.03
0.42	3.45	(0.99)		2.21	(0.02)		0.11

(0.26)	(0.21)	(0.14)		(0.20)	(0.16)		(0.21)
(0.47)	—	(0.32)		—	(0.26)		(2.82)
—	—	—		—	(0.05)		—
(0.73)	(0.21)	(0.46)		(0.20)	(0.47)		(3.03)
$14.36	$14.67	$11.43		$12.88	$10.87		$11.36
2.98% [5]	30.28% [5]	(7.86%	)[5]	20.55% [5]	(0.26%	)[5]	0.90%

$45,391	$45,151	$38,879		$51,133	$50,627		$65,824
1.33%	1.33%	1.37%		1.42%	1.39%		1.44%
1.36%	1.39%	1.57%		1.58%	1.41%		1.44%
1.80%	1.53%	1.62%		1.21%	1.76%		0.71%
1.77%	1.47%	1.42%		1.05%	1.74%		0.71%
36%	60%	84%		125%	120%		145%

Financial highlights
Delaware Global Listed Real Assets Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period
Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Net asset value, end of period
Total return[5]
Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Prior to the close of business on August 19, 2019, the Fund invested primarily in securities of companies principally engaged in the real estate industry. Since the close of business on August 19, 2019, the Fund has been repositioned to invest primarily in listed real assets securities (Repositioning). The historical returns prior to that time do not reflect the Repositioning.
[3]	Calculated using average shares outstanding.
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[6]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
4/30/22[1]	Year ended
(Unaudited)	10/31/21	10/31/20		10/31/19[2]	10/31/18		10/31/17
$14.63	$11.39	$12.85		$10.85	$11.31		$14.24

0.08	0.10	0.10		0.05	0.11		—	[4]
0.28	3.23	(1.17)		2.07	(0.21)		0.02
0.36	3.33	(1.07)		2.12	(0.10)		0.02

(0.21)	(0.09)	(0.07)		(0.12)	(0.05)		(0.13)
(0.47)	—	(0.32)		—	(0.26)		(2.82)
—	—	—		—	(0.05)		—
(0.68)	(0.09)	(0.39)		(0.12)	(0.36)		(2.95)
$14.31	$14.63	$11.39		$12.85	$10.85		$11.31
2.56% [6]	29.31% [6]	(8.55%	)[6]	19.64% [6]	(0.99%	)[6]	0.13%

$1,658	$1,601	$2,302		$4,082	$4,810		$13,331
2.08%	2.08%	2.12%		2.17%	2.14%		2.19%
2.11%	2.14%	2.32%		2.33%	2.16%		2.19%
1.05%	0.78%	0.87%		0.46%	1.01%		(0.04%	)
1.02%	0.72%	0.67%		0.30%	0.99%		(0.04%	)
36%	60%	84%		125%	120%		145%

Financial highlights
Delaware Global Listed Real Assets Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period
Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Net asset value, end of period
Total return[4]
Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Prior to the close of business on August 19, 2019, the Fund invested primarily in securities of companies principally engaged in the real estate industry. Since the close of business on August 19, 2019, the Fund has been repositioned to invest primarily in listed real assets securities (Repositioning). The historical returns prior to that time do not reflect the Repositioning.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
4/30/22[1]	Year ended
(Unaudited)	10/31/21	10/31/20		10/31/19[2]	10/31/18		10/31/17
$14.65	$11.41	$12.87		$10.86	$11.35		$14.27

0.11	0.17	0.16		0.11	0.17		0.05
0.28	3.24	(1.18)		2.07	(0.22)		0.04
0.39	3.41	(1.02)		2.18	(0.05)		0.09

(0.24)	(0.17)	(0.12)		(0.17)	(0.13)		(0.19)
(0.47)	—	(0.32)		—	(0.26)		(2.82)
—	—	—		—	(0.05)		—
(0.71)	(0.17)	(0.44)		(0.17)	(0.44)		(3.01)
$14.33	$14.65	$11.41		$12.87	$10.86		$11.35
2.78% [5]	30.02% [5]	(8.14%	)[5]	20.30% [5]	(0.54%	)[5]	0.66%

$4,076	$4,046	$4,149		$4,966	$4,934		$7,885
1.58%	1.58%	1.62%		1.67%	1.64%		1.69%
1.61%	1.64%	1.82%		1.83%	1.66%		1.69%
1.55%	1.28%	1.37%		0.96%	1.51%		0.46%
1.52%	1.22%	1.17%		0.80%	1.49%		0.46%
36%	60%	84%		125%	120%		145%

Financial highlights
Delaware Global Listed Real Assets Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period
Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital.
Total dividends and distributions
Net asset value, end of period
Total return[5]
Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Prior to the close of business on August 19, 2019, the Fund invested primarily in securities of companies principally engaged in the real estate industry. Since the close of business on August 19, 2019, the Fund has been repositioned to invest primarily in listed real assets securities (Repositioning). The historical returns prior to that time do not reflect the Repositioning.
[3]	Calculated using average shares outstanding.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[6]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
4/30/22[1]	Year ended
(Unaudited)	10/31/21	10/31/20		10/31/19[2]	10/31/18		10/31/17
$14.75	$11.49	$12.94		$10.91	$11.41		$14.33

0.15	0.25	0.22		0.17	0.22		0.12
0.28	3.25	(1.19)		2.09	(0.22)		0.02
0.43	3.50	(0.97)		2.26	—[4]		0.14

(0.28)	(0.24)	(0.16)		(0.23)	(0.19)		(0.24)
(0.47)	—	(0.32)		—	(0.26)		(2.82)
—	—	—		—	(0.05)		—
(0.75)	(0.24)	(0.48)		(0.23)	(0.50)		(3.06)
$14.43	$14.75	$11.49		$12.94	$10.91		$11.41
3.02% [6]	30.62% [6]	(7.63%	)[6]	20.94% [6]	(0.08%	)[6]	1.14%

$72,570	$66,426	$46,769		$12,621	$13,741		$16,988
1.08%	1.08%	1.12%		1.17%	1.14%		1.19%
1.11%	1.14%	1.32%		1.33%	1.16%		1.19%
2.05%	1.78%	1.87%		1.46%	2.01%		0.96%
2.02%	1.72%	1.67%		1.30%	1.99%		0.96%
36%	60%	84%		125%	120%		145%

Financial highlights
Delaware Global Listed Real Assets Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Net asset value, end of period
Total return[4]
Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Prior to the close of business on August 19, 2019, the Fund invested primarily in securities of companies principally engaged in the real estate industry. Since the close of business on August 19, 2019, the Fund has been repositioned to invest primarily in listed real assets securities (Repositioning). The historical returns prior to that time do not reflect the Repositioning.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
4/30/22[1]	Year ended
(Unaudited)	10/31/21	10/31/20		10/31/19[2]	10/31/18	10/31/17
$14.72	$11.47	$12.91		$10.89	$11.41	$14.33

0.15	0.26	0.23		0.18	0.24	0.13
0.29	3.24	(1.18)		2.08	(0.23)	0.03
0.44	3.50	(0.95)		2.26	0.01	0.16

(0.29)	(0.25)	(0.17)		(0.24)	(0.22)	(0.26)
(0.47)	—	(0.32)		—	(0.26)	(2.82)
—	—	—		—	(0.05)	—
(0.76)	(0.25)	(0.49)		(0.24)	(0.53)	(3.08)
$14.40	$14.72	$11.47		$12.91	$10.89	$11.41
3.08% [5]	30.71% [5]	(7.51%	)[5]	21.00% [5]	0.09% [5]	1.28%

$8,791	$8,495	$6,599		$5,396	$4,876	$21,155
0.99%	1.00%	1.02%		1.07%	1.01%	1.04%
1.01%	1.04%	1.22%		1.23%	1.03%	1.04%
2.14%	1.86%	1.97%		1.56%	2.14%	1.11%
2.12%	1.82%	1.77%		1.40%	2.12%	1.11%
36%	60%	84%		125%	120%	145%

Notes to financial statements
Delaware Global Listed Real Assets Fund	April 30, 2022 (Unaudited)

Delaware Global Listed Real Assets Fund (Fund) is a series of Delaware Pooled® Trust (Trust), which is organized as a Delaware statutory trust. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1,000,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares purchased prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem shares within the second year; and for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase; unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries. This report contains information relating only to Delaware Global Listed Real Assets Fund. All other series of Delaware Pooled Trust, the Macquarie Institutional Portfolios, are included in a separate report.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Open-end investment companies are valued at their published net asset value (NAV). Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund's federal income tax returns through the six months ended April 30, 2022, and for all open tax years (years ended October 31, 2018–October 31, 2021), and has concluded that no provision for federal income tax is required in the Fund's financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended April 30, 2022, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that

Notes to financial statements
Delaware Global Listed Real Assets Fund

1. Significant Accounting Policies (continued)

class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such fund on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer, which are estimated. Distributions received from investments in limited partnerships are recorded as return of capital on investments on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no such earnings credits for the six months ended April 30, 2022.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended April 30, 2022, the Fund earned $76 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion, of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 1.06% of the Fund’s average daily net assets for all share classes other than Class R6 and 0.96% of the Fund’s average daily net assets of the Class R6 shares from February 26, 2022 through April 30, 2022.* From November 1, 2021 through February 25, 2022, the waiver was 1.08% for all share classes other than Class R6 and 1.00% of the Fund's average daily net assets of the Class R6 shares. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

Notes to financial statements
Delaware Global Listed Real Assets Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK) is primarily responsible for the day-to-day management of the Fund’s portfolio and determines its asset allocation. For these services, DMC, not the Fund, pays MIMAK a fee, which is 0.18% of the average daily net assets of the Fund.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Fund equity security trades on its behalf. DMC may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

DMC may seek investment advice and recommendations from its affiliates Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute security trades for the Fund on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended April 30, 2022, the Fund was charged $4,495 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended April 30, 2022, the Fund was charged $5,674 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended April 30, 2022, the Fund was charged $1,958 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.” For the six months ended April 30, 2022, DDLP earned $4,021 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2022, DDLP received gross CDSC commissions of $500 on redemptions of the Fund’s Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

____________________

*	The aggregate contractual waiver period covering this report is from February 26, 2021 through February 28, 2023.

3. Investments

For the six months ended April 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$39,137,584
Purchases of US government securities	7,770,741
Sales other than US government securities	34,434,061
Sales of US government securities	9,517,549

Notes to financial statements
Delaware Global Listed Real Assets Fund

3. Investments (continued)

At April 30, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$122,032,306
Aggregate unrealized appreciation of investments and derivatives	$16,820,234
Aggregate unrealized depreciation of investments and derivatives	(7,351,082)
Net unrealized appreciation of investments and derivatives	$9,469,152

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2	–

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2022:

	Level 1	Level 2	Total
Securities
Assets:
Closed-Ended Trust	$881,907	$—	$881,907
Common Stocks
Communication Services	—	2,607,530	2,607,530
Consumer Discretionary	2,070,024	—	2,070,024
Consumer Staples	1,884,650	—	1,884,650
Energy	15,232,277	580,838	15,813,115
Industrials	4,006,469	9,520,808	13,527,277
Materials	6,825,313	2,002,625	8,827,938
Real Estate Operating Companies/Developer	244,598	3,354,857	3,599,455
REIT Diversified	1,306,179	1,231,539	2,537,718
REIT Healthcare	1,770,687	31,248	1,801,935
REIT Hotel	697,426	—	697,426
REIT Industrial	3,531,903	1,239,864	4,771,767
REIT Information Technology	974,455	—	974,455
REIT Mall	697,262	—	697,262
REIT Manufactured Housing	645,655	—	645,655
REIT Multifamily	3,031,207	938,534	3,969,741
REIT Office	1,763,183	141,531	1,904,714
REIT Retail	—	479,783	479,783
REIT Self-Storage	1,557,001	263,083	1,820,084
REIT Shopping Center	822,916	251,622	1,074,538
REIT Single Tenant	444,124	—	444,124
REIT Specialty	993,083	301,187	1,294,270
Utilities	3,431,541	11,187,971	14,619,512
Corporate Bonds	—	13,497,967	13,497,967
Loan Agreements	—	2,910,145	2,910,145
Non-Agency Commercial Mortgage-Backed
Securities	—	2,150,735	2,150,735
Sovereign Bonds	—	12,618,046	12,618,046
US Treasury Obligations	—	6,271,034	6,271,034
Short-Term Investments	6,231,108	—	6,231,108
Total Value of Securities	$59,042,968	$71,580,947	$130,623,915

Notes to financial statements
Delaware Global Listed Real Assets Fund

3. Investments (continued)

	Level 1	Level 2	Total
Derivatives[1]
Assets:
Foreign Currency Exchange Contracts	$—	$878,477	$878,477
Liabilities:
Foreign Currency Exchange Contracts	$—	$(934)	$(934)

[1]	Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the six months ended April 30, 2022, there were no transfers into or out of Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund's net assets. During the six months ended April 30, 2022, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	4/30/22	10/31/21
Shares sold:
Class A	139,564	198,836
Class C	24,690	28,408
Class R	29,171	26,311
Institutional Class	992,550	1,431,877
Class R6	25,022	41,597

Shares issued upon reinvestment of dividends and distributions:
Class A	153,852	45,426
Class C	5,562	832
Class R	13,813	3,879
Institutional Class	237,897	71,400
Class R6	20,481	6,891
	1,642,602	1,855,457

	Six months
	ended	Year ended
	4/30/22	10/31/21
Shares redeemed:
Class A	(208,822)	(568,419)
Class C	(23,800)	(121,998)
Class R	(34,804)	(117,471)
Institutional Class	(706,681)	(1,070,459)
Class R6	(12,262)	(46,833)
	(986,369)	(1,925,180)
Net increase (decrease)	656,233	(69,723)

Certain shareholders may exchange shares of one class for shares of another class in the same fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended April 30, 2022 and the year ended October 31, 2021, the Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions
				Institutional
	Class A	Class C	Class A	Class	Class R6
	Shares	Shares	Shares	Shares	Shares	Value
Six months ended
4/30/22	—	712	710	—	—	$10,585
Year ended
10/31/21	11,701	8,520	8,494	11,519	120	260,280

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 31, 2022.

The Fund had no amounts outstanding as of April 30, 2022, or at any time during the period then ended.

Notes to financial statements
Delaware Global Listed Real Assets Fund

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

During the six months ended April 30, 2022, the Fund entered into foreign currency exchange contracts to fix the US dollar value of a security between trade date and settlement date and to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to increase/decrease exposure to foreign currencies.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. No futures contracts were outstanding at April 30, 2022.

During the six months ended April 30, 2022, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Fair values of derivative instruments as of April 30, 2022 were as follows:

Asset Derivatives Fair Value
Statement of Assets and	Currency
Liabilities Location	Contracts
Unrealized appreciation on foreign currency exchange contracts	$878,477
Liability Derivatives Fair Value
Statement of Assets and	Currency
Liabilities Location	Contracts
Unrealized depreciation on foreign currency exchange contracts	$(934)

The effect of derivative instruments on the “Statement of operations” for the six months ended April 30, 2022 was as follows:

	Net Realized Gain (Loss) on:
	Foreign
	Currency
	Exchange	Futures
	Contracts	Contracts	Total
Currency
contracts	$567,569	$—	$567,569
Interest rate
contracts	—	(14,067)	(14,067)
Total	$567,569	$(14,067)	$553,502

Notes to financial statements
Delaware Global Listed Real Assets Fund

6. Derivatives (continued)

Net Change in Unrealized Appreciation (Depreciation) of:
Foreign
Currency
Exchange
Contracts
Currency
contracts	$674,506

The table below summarizes the average balance of derivative holdings by the Fund during the six months ended April 30, 2022:

	Long Derivative	Short Derivative
	Volume	Volume
Foreign currency exchange contracts (average notional value)	$81,534	$14,192,640
Futures contracts (average notional value)	150,359	30,762

7. Offsetting

The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At April 30, 2022, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Gross Value of	Gross Value of
Counterparty	Derivative Asset	Derivative Liability	Net Position
Bank of New York Mellon	$682	$(934)	$(252)
JPMorgan Chase Bank	877,795	—	877,795
Total	$878,477	$(934)	$877,543

		Fair Value of		Fair Value of
		Non-Cash		Non-Cash
		Collateral	Cash Collateral	Collateral	Cash Collateral
Counterparty	Net Position	Received	Received(a)	Pledged	Pledged	Net Exposure(b)
Bank of New
York
Mellon	$(252)	$—	$—	$—	$—	$(252)
JPMorgan
Chase
Bank	877,795	—	(877,795)	—	—	—
Total	$877,543	$—	$(877,795)	$—	$—	$(252)

(a)	The value of the related collateral exceeded the value of the derivatives as of April 30, 2022.
(b)	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any

Notes to financial statements
Delaware Global Listed Real Assets Fund

8. Securities Lending (continued)

Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund's cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended April 30, 2022, the Fund had no securities out on loan.

9. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Fund's performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

The value of the Fund’s shares will be affected by factors particular to real estate, infrastructure, natural resources, and inflation-linked securities and related industries or sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of industries.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. The Fund also invests in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships).

The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and economic health, political, international regulatory, and other developments. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The investment team does not plan to always implement exposure to commodities in the Fund, however, they will consider holding commodity ETFs in market scenarios where inflation is running higher than normal and their asset allocation model signals for additional commodity exposure. In addition, the Fund may use futures and options on commodities for a variety of purposes such as hedging against adverse changes in the market prices of securities, as a substitute for purchasing or selling securities, to increase the Fund’s return as a non-hedging strategy that may be considered speculative and to manage the Fund’s portfolio characteristics.

The use of forward foreign currency contracts may substantially change a fund’s exposure to currency exchange rates and could result in losses to a fund if currencies do not perform as the portfolio manager expects. The use of these investments as a hedging technique to reduce a fund’s exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

Investments related to gold and other precious metals are considered speculative and are affected by a variety of worldwide economic, financial, and political factors. The price of gold and other precious metals may fluctuate sharply over short periods of time due to changes in inflation or expectations regarding inflation in various countries, the availability of supplies of gold and other precious metals, changes in industrial and commercial demand, gold and other precious metals sales by governments, central banks, or international agencies, investment speculation, monetary and other economic policies of various governments, and government restrictions on private ownership of gold and other precious metals.

Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction

Notes to financial statements
Delaware Global Listed Real Assets Fund

9. Credit and Market Risk (continued)

programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, and other factors. Some of the specific risks that infrastructure companies may be particularly affected by, or subject to, include the following: regulatory risk, technology risk, regional or geographic risk, natural disasters risk, through-put risk, project risk, strategic asset risk, operation risk, customer risk, interest rate risk, inflation risk, and financing risk. Other factors that may affect the operations of infrastructure companies include difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, inexperience with and potential losses resulting from a developing deregulatory environment, increased susceptibility to terrorist acts or political actions, and general changes in market sentiment towards infrastructure assets. In addition, the change in presidential administration could significantly impact the regulation of United States financial markets and dramatically alter existing trade, tax, energy, and infrastructure policies, among others. It is not possible to predict what, if any, changes will be made or their potential effect on the economy, securities markets, or financial stability of the United States, or on the energy, natural resources, infrastructure, and other markets.

High yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

The market value of Natural Resources Securities may be affected by numerous factors, including events occurring in nature, inflationary pressures, and international politics. Because the Fund invests significantly in Natural Resources Securities, there is the risk that the Fund will perform poorly during a downturn in the natural resource sector. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups, military confrontations, or acts of terrorism) can affect the overall supply of a natural resource and the value of companies involved in such natural resource.

Energy infrastructure MLPs are subject to a variety of industry specific risk factors that may adversely affect their business or operations, including those due to commodity production, volumes, commodity prices, weather conditions, terrorist attacks, etc. They are also subject to significant federal, state, and local government regulation. Investment in MLPs may also have tax consequences for shareholders. If the Fund retains its investment until its basis is reduced to zero, subsequent distributions will be taxable at ordinary income rates and shareholders may receive corrected 1099s.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, “IBORs”) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the

Notes to financial statements
Delaware Global Listed Real Assets Fund

9. Credit and Market Risk (continued)

borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2022, that would require recognition or disclosure in the Fund’s financial statements.

About the organization

Board of trustees

Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds
by Macquarie®

Jerome D. Abernathy
Managing Member
Stonebrook Capital
Management, LLC

Thomas L. Bennett
Chairman of the Board
Delaware Funds
by Macquarie
Private Investor

Ann D. Borowiec
Former Chief Executive
Officer
Private Wealth Management
J.P. Morgan Chase & Co.

Joseph W. Chow
Private Investor

H. Jeffrey Dobbs
Former Global Sector
Chairman
Industrial Manufacturing,
KPMG, LLP

John A. Fry President Drexel University Joseph Harroz, Jr. President University of Oklahoma Sandra A.J. Lawrence Former Chief Administrative Officer Children's Mercy Hospitals and Clinics

Frances A.
Sevilla-Sacasa
Former Chief Executive
Officer
Banco Itaú International

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services
Group

Christianna Wood
Chief Executive Officer
and President
Gore Creek Capital, Ltd.

Janet L. Yeomans
Former Vice President and
Treasurer
3M Company

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie

This semiannual report is for the information of Delaware Global Listed Real Assets Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE POOLED TRUST

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	July 5, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	July 5, 2022

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 5, 2022